Schedule of Investments PIMCO Long Duration Credit Bond Portfolio	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Castlelake LP
2.950% due 05/12/2031 «	$	26,029	$24,114
Charter Communications Operating LLC
5.942% (TSFR3M + 3.692%) due 12/15/2031 ~		13,915	13,741
Discovery Global Holdings, Inc.
TBD% due 06/03/2033	EUR	15,900	18,222
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~	$	54,335	54,417
Dorchester LLC
4.610% (EUR003M + 2.049%) due 01/04/2027 «~(k)	EUR	11,200	12,797
Nscale AS
TBD% - 8.664% (TSFR3M + 3.670%) due 08/23/2032 «~µ	$	19,871	19,874

Total Loan Participations and Assignments (Cost $145,506)			143,165

CORPORATE BONDS & NOTES 68.6%
BANKING & FINANCE 24.7%
ABN AMRO Bank NV
6.875% due 09/22/2031 •(h)(i)	EUR	1,200	1,493
Accident Fund Insurance Co. of America
8.500% due 08/01/2032	$	103,000	103,200
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.625% due 10/15/2027		16,500	16,511
Aircastle Ltd.
2.850% due 01/26/2028		11,500	11,157
6.500% due 07/18/2028		2,088	2,150
Aircastle Ltd./Aircastle Ireland DAC
5.250% due 03/15/2030		1,600	1,612
Alexandria Real Estate Equities, Inc.
4.850% due 04/15/2049		900	767
5.500% due 10/01/2035		6,000	6,013
Alleghany Corp.
4.900% due 09/15/2044		5,400	4,858
Ally Financial, Inc.
6.992% due 06/13/2029 •		3,400	3,526
American Assets Trust LP
3.375% due 02/01/2031		30,500	27,894
6.150% due 10/01/2034		8,800	8,952
American Express Co.
5.442% due 01/30/2036 •		6,100	6,227
American Financial Group, Inc.
4.500% due 06/15/2047		40,300	33,343
American Homes 4 Rent LP
2.375% due 07/15/2031		700	620
3.375% due 07/15/2051		10,700	7,233
3.625% due 04/15/2032		18,877	17,542
4.250% due 02/15/2028		7,483	7,431
4.300% due 04/15/2052		10,700	8,499
4.950% due 06/15/2030		1,049	1,052
American Tower Corp.
2.100% due 06/15/2030		17,100	15,463
2.950% due 01/15/2051 (l)		26,346	16,544
3.100% due 06/15/2050		14,059	9,170
3.125% due 01/15/2027		7,300	7,248
3.375% due 10/15/2026		2,666	2,659
3.600% due 01/15/2028		250	247
3.700% due 10/15/2049		7,300	5,342
3.800% due 08/15/2029		60,370	58,875
3.950% due 03/15/2029		25,300	24,853
4.050% due 03/15/2032		165	158
5.250% due 07/15/2028		821	831
5.450% due 02/15/2034		153	155
5.550% due 07/15/2033		12,675	13,009
5.650% due 03/15/2033		11,675	12,062
5.900% due 11/15/2033		20,865	21,780
AmFam Holdings, Inc.
2.805% due 03/11/2031		11,960	10,556
3.833% due 03/11/2051		10,315	7,259
Antares Holdings LP
2.750% due 01/15/2027		7,700	7,590
3.750% due 07/15/2027		18,400	18,072
3.950% due 07/15/2026		4,100	4,098
6.500% due 02/08/2029		10,000	10,021
7.950% due 08/11/2028		5,500	5,687

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Apollo Debt Solutions BDC
6.700% due 07/29/2031		6,150	6,272
6.900% due 04/13/2029		8,346	8,568
Arch Capital Group Ltd.
3.635% due 06/30/2050 (l)		23,025	16,779
ARES Finance Co. II LLC
3.250% due 06/15/2030		6,400	6,000
ARES Finance Co. III LLC
4.125% due 06/30/2051 •		12,400	12,421
ARES Finance Co. IV LLC
3.650% due 02/01/2052		5,100	3,518
ARES Management Corp.
5.600% due 10/11/2054		9,430	8,566
6.375% due 11/10/2028		34,300	35,499
ARES Strategic Income Fund
4.850% due 01/15/2029		3,000	2,939
5.150% due 01/15/2031		5,000	4,777
5.600% due 02/15/2030		4,800	4,719
6.200% due 03/21/2032		4,670	4,623
Arthur J Gallagher & Co.
3.500% due 05/20/2051		17,500	12,105
Assured Guaranty U.S. Holdings, Inc.
3.600% due 09/15/2051		10,300	7,153
6.125% due 09/15/2028		8,400	8,643
Athene Global Funding
5.322% due 11/13/2031		12,000	11,977
5.516% due 03/25/2027		11,300	11,366
5.526% due 07/11/2031		14,600	14,739
5.583% due 01/09/2029		6,700	6,798
Augustar Life Insurance Co.
6.875% due 06/15/2042		400	386
Aviation Capital Group LLC
3.500% due 11/01/2027		2,050	2,017
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		16,946	16,448
4.700% due 01/30/2031		5,200	5,110
4.950% due 10/15/2032		15,000	14,643
AXIS Specialty Finance LLC
3.900% due 07/15/2029		4,000	3,900
Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		15,000	15,589
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027 (i)		5,100	5,081
Banco Santander SA
3.306% due 06/27/2029		3,600	3,469
4.875% due 10/18/2031 (i)	EUR	4,300	5,255
Bank Leumi Le-Israel BM
5.343% due 06/29/2029	$	15,000	15,061
7.129% due 07/18/2033 •(i)		7,500	7,703
Bank of America Corp.
2.299% due 07/21/2032 •		12,355	10,917
2.687% due 04/22/2032 •		10,000	9,060
3.194% due 07/23/2030 •		30,600	29,250
3.311% due 04/22/2042 •		8,700	6,748
3.419% due 12/20/2028 •		81,151	79,806
3.593% due 07/21/2028 •		5,700	5,646
3.974% due 02/07/2030 •		14,862	14,584
4.083% due 03/20/2051 •		12,200	9,668
4.571% due 04/27/2033 •		88,000	86,288
4.640% (SOFRRATE + 1.010%) due 01/24/2031 ~		14,000	14,101
5.202% due 04/25/2029 •		4,825	4,871
5.288% due 04/25/2034 •		5,000	5,068
5.468% due 01/23/2035 •		22,300	22,745
5.511% due 01/24/2036 •		40,812	41,692
5.872% due 09/15/2034 •		2,521	2,636
Barclays PLC
4.972% due 05/16/2029 •		24,214	24,317
5.746% due 08/09/2033 •		2,400	2,468
5.851% due 03/21/2035 •	GBP	12,100	16,218
6.224% due 05/09/2034 •	$	12,195	12,835
6.692% due 09/13/2034 •		13,120	14,182
7.437% due 11/02/2033 •		6,700	7,470
8.375% due 09/15/2031 •(h)(i)	GBP	2,200	3,111
8.875% due 09/15/2027 •(h)(i)		1,347	1,852
9.250% due 09/15/2028 •(h)(i)		23,900	33,707
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.875% due 09/13/2034 •(i)	$	1,000	985
7.625% due 02/11/2035 •(i)		10,000	10,335
8.450% due 06/29/2038 •(i)		400	432
Berkshire Hathaway Finance Corp.
2.875% due 03/15/2032		7,900	7,304
3.850% due 03/15/2052		13,600	10,298
4.200% due 08/15/2048		13,700	11,200
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		245	221

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

BGC Group, Inc.
6.150% due 04/02/2030		9,800	10,004
6.600% due 06/10/2029 (i)		3,500	3,610
8.000% due 05/25/2028		5,600	5,853
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		5,300	4,562
2.800% due 09/30/2050		10,500	6,367
3.200% due 01/30/2052		39,975	26,165
3.500% due 09/10/2049		5,500	3,852
4.000% due 10/02/2047		4,600	3,561
Blackstone Secured Lending Fund
2.750% due 09/16/2026		8,300	8,267
Block Financial LLC
2.500% due 07/15/2028		4,181	3,985
Blue Owl Finance LLC
3.125% due 06/10/2031		28,800	25,331
4.125% due 10/07/2051		10,500	7,249
4.375% due 02/15/2032		11,000	10,115
6.250% due 04/18/2034		13,000	12,732
BNP Paribas SA
3.052% due 01/13/2031 •		10,700	10,054
3.132% due 01/20/2033 •(l)		12,400	11,235
5.125% due 01/13/2029 •		10,100	10,168
5.786% due 01/13/2033 •		9,400	9,713
7.375% due 06/11/2030 •(h)(i)	EUR	4,200	5,256
7.375% due 09/10/2034 •(h)(i)(l)	$	12,400	12,960
8.500% due 08/14/2028 •(h)(i)		5,400	5,697
BPCE SA
4.760% due 01/13/2032 •		16,550	16,318
5.716% due 01/18/2030 •		4,200	4,285
5.936% due 05/30/2035 •		7,700	7,903
6.293% due 01/14/2036 •		16,450	17,194
7.003% due 10/19/2034 •		15,544	16,932
Brandywine Operating Partnership LP
4.550% due 10/01/2029 (l)		3,400	3,199
Brighthouse Financial, Inc.
3.850% due 12/22/2051		8,600	4,948
Broadstone Net Lease LLC
5.000% due 11/01/2032		2,200	2,170
Brookfield Capital Finance LLC
6.087% due 06/14/2033		10,000	10,505
Brookfield Finance LLC/Brookfield Finance, Inc.
3.450% due 04/15/2050		19,000	12,892
Brookfield Finance, Inc.
3.500% due 03/30/2051		14,900	10,173
3.625% due 02/15/2052		33,900	23,593
4.700% due 09/20/2047		34,350	29,104
5.330% due 01/15/2036		1,400	1,378
5.813% due 03/03/2055		6,000	5,844
5.968% due 03/04/2054		32,700	32,332
Brown & Brown, Inc.
4.500% due 03/15/2029		10,300	10,230
4.950% due 03/17/2052		5,970	5,069
5.550% due 06/23/2035		2,700	2,696
Cantor Fitzgerald LP
4.500% due 04/14/2027		14,500	14,461
7.200% due 12/12/2028		15,000	15,577
Carlyle Finance LLC
5.650% due 09/15/2048		5,700	5,437
Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		3,600	3,460
CBRE Services, Inc.
5.950% due 08/15/2034		10,000	10,434
Chubb INA Holdings LLC
2.850% due 12/15/2051		3,800	2,419
3.050% due 12/15/2061		10,748	6,547
CI Financial Corp.
3.200% due 12/17/2030		2,500	2,259
4.100% due 06/15/2051		38,200	25,840
4.625% due 12/12/2031	EUR	10,900	12,626
7.500% due 05/30/2029	$	17,800	18,662
Citadel Finance LLC
5.150% due 02/14/2031		12,550	12,267
5.900% due 02/10/2030		22,200	22,395
Citadel LP
6.000% due 01/23/2030		2,200	2,265
6.375% due 01/23/2032		2,900	3,021
Citibank NA
5.570% due 04/30/2034		2,000	2,073
Citigroup, Inc.
3.200% due 10/21/2026		13,052	13,011
3.668% due 07/24/2028 •		10,000	9,913
4.075% due 04/23/2029 •		44,000	43,597
5.333% due 03/27/2036 •		10,200	10,278
5.827% due 02/13/2035 •		13,400	13,663

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

CNA Financial Corp.
5.125% due 02/15/2034		3,500	3,469
5.500% due 06/15/2033		7,400	7,507
Commonwealth Bank of Australia
3.784% due 03/14/2032 (i)(l)		13,700	12,821
Constellation Global Funding
4.850% due 10/22/2030		2,800	2,744
Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		37,195	34,913
4.375% due 06/29/2027 •(h)(i)	EUR	21,400	24,640
5.447% due 03/05/2030 •	$	6,100	6,209
COPT Defense Properties LP
2.900% due 12/01/2033		4,000	3,420
4.500% due 10/15/2030		1,744	1,719
Corebridge Financial, Inc.
3.900% due 04/05/2032		3,900	3,661
4.350% due 04/05/2042		10,400	8,813
4.400% due 04/05/2052 (l)		15,500	12,483
6.375% due 09/15/2054 •(l)		7,000	6,952
6.875% due 12/15/2052 •		12,500	12,723
Corebridge Global Funding
4.900% due 01/07/2028		3,700	3,718
CoStar Group, Inc.
2.800% due 07/15/2030		11,400	10,260
Credit Agricole SA
4.656% due 01/12/2032 •		8,500	8,368
7.250% due 09/23/2028 •(h)(i)	EUR	35,700	43,333
Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(k)	$	6,900	6,892
6.740% due 03/20/2030 «(k)		8,200	8,170
Crown Castle, Inc.
2.100% due 04/01/2031		600	528
2.250% due 01/15/2031		3,853	3,433
3.100% due 11/15/2029		7,334	6,955
3.250% due 01/15/2051		16,025	10,573
3.800% due 02/15/2028		14,359	14,183
4.000% due 11/15/2049		39,410	29,440
4.300% due 02/15/2029		3,900	3,857
4.750% due 05/15/2047		16,840	14,270
5.200% due 09/01/2034		17,324	17,174
5.200% due 02/15/2049		18,710	16,793
Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(h)		8,400	8,563
Danske Bank AS
5.427% due 03/01/2028 •		2,100	2,114
Deutsche Bank AG
3.729% due 01/14/2032 •		16,000	14,978
Digital Realty Trust LP
4.450% due 07/15/2028		8,886	8,856
DOC Dr. LLC
3.950% due 01/15/2028		7,500	7,432
Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		36,000	33,490
EPR Properties
3.600% due 11/15/2031		2,700	2,476
3.750% due 08/15/2029		11,360	10,927
4.500% due 06/01/2027		9,325	9,308
4.750% due 12/15/2026		100	100
4.950% due 04/15/2028		14,200	14,208
Equinix Europe 2 Financing Corp. LLC
4.700% due 03/15/2033		1,400	1,365
5.500% due 06/15/2034		770	781
Equinix, Inc.
3.000% due 07/15/2050		17,681	11,289
3.900% due 04/15/2032 (l)		48,581	45,938
Equitable Holdings, Inc.
4.350% due 04/20/2028		2,689	2,672
4.572% due 02/15/2029		6,032	5,970
6.700% due 03/28/2055 •		13,000	13,398
Erste Group Bank AG
4.250% due 10/15/2027 •(h)(i)	EUR	8,000	9,201
8.500% due 10/15/2028 •(h)(i)		1,200	1,497
Essential Properties LP
2.950% due 07/15/2031	$	5,000	4,522
5.400% due 12/01/2035		2,200	2,179
Essex Portfolio LP
2.550% due 06/15/2031		6,192	5,563
2.650% due 09/01/2050		11,800	7,026
3.625% due 05/01/2027		900	894
5.375% due 04/01/2035		8,000	8,109
5.500% due 04/01/2034		1,011	1,031
Extra Space Storage LP
2.350% due 03/15/2032		10,000	8,720
3.900% due 04/01/2029		2,900	2,842
4.950% due 01/15/2033		2,800	2,772

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

F&G Global Funding
5.875% due 01/16/2030	5,000	5,060
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	7,200	7,163
4.850% due 04/17/2028	9,600	9,635
5.625% due 08/16/2032	7,450	7,642
6.000% due 12/07/2033	15,000	15,664
6.100% due 03/15/2055 (l)	19,700	19,464
6.350% due 03/22/2054	11,900	12,174
Farmers Insurance Exchange
4.747% due 11/01/2057 •	21,600	18,463
7.000% due 10/15/2064 •	11,100	11,197
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~	41,300	41,291
First American Financial Corp.
4.000% due 05/15/2030	3,300	3,174
5.450% due 09/30/2034	2,200	2,174
FMR LLC
5.150% due 02/01/2043	1,550	1,459
6.450% due 11/15/2039	500	544
6.500% due 12/14/2040	10,000	10,975
Ford Holdings LLC
9.300% due 03/01/2030	10,500	11,714
Ford Motor Credit Co. LLC
4.970% due 04/06/2029 (l)	34,800	34,452
5.850% due 05/17/2027	5,000	5,039
5.918% due 03/20/2028	4,000	4,051
Franklin Resources, Inc.
2.950% due 08/12/2051	2,800	1,753
FS KKR Capital Corp.
3.125% due 10/12/2028	6,200	5,839
6.125% due 01/15/2030 (l)	8,000	7,799
6.875% due 08/15/2029	1,330	1,333
7.875% due 01/15/2029	17,000	17,462
GA Global Funding Trust
5.200% due 12/09/2031	4,000	3,954
5.400% due 01/13/2030	2,700	2,711
5.500% due 01/08/2029	4,200	4,244
5.900% due 01/13/2035	10,600	10,694
Global Atlantic Fin Co.
6.750% due 03/15/2054	1,810	1,727
7.950% due 10/15/2054 •	5,500	5,543
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032	12,974	11,625
4.000% due 01/15/2030	13,040	12,541
4.000% due 01/15/2031	3,100	2,930
5.250% due 02/15/2033	1,800	1,767
5.300% due 01/15/2029	28,800	28,953
5.625% due 09/15/2034	19,234	19,093
5.625% due 03/01/2036	726	712
5.750% due 06/01/2028	1,166	1,180
5.750% due 11/01/2037	17,300	17,057
6.250% due 09/15/2054	15,000	15,067
6.750% due 12/01/2033	4,400	4,668
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •	4,000	3,593
3.102% due 02/24/2033 •	1,700	1,540
3.436% due 02/24/2043 •	14,100	10,793
3.691% due 06/05/2028 •	14,644	14,521
4.148% due 01/21/2029 •	23,000	22,805
4.411% due 04/23/2039 •	9,100	8,234
4.516% due 01/21/2032 •	8,900	8,734
5.016% due 10/23/2035 •	50,000	49,130
5.049% due 07/23/2030 •	6,200	6,237
5.330% due 07/23/2035 •	17,724	17,790
5.536% due 01/28/2036 •	20,000	20,320
5.734% due 01/28/2056 •	25,900	25,498
6.750% due 10/01/2037	80,100	87,387
Goldman Sachs Private Credit Corp.
5.875% due 01/31/2031	10,500	10,375
Goodman U.S. Finance Eight LLC
5.875% due 04/28/2046	2,000	1,970
Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	21,100	20,550
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	21,200	19,330
Goodman U.S. Finance Seven LLC
5.250% due 04/28/2036	16,400	16,128
Goodman U.S. Finance Six LLC
5.125% due 10/07/2034	10,900	10,737
Great-West Lifeco Finance Delaware LP
4.150% due 06/03/2047	3,200	2,559
Guardian Life Insurance Co. of America
4.850% due 01/24/2077	7,903	6,602
HA Sustainable Infrastructure Capital, Inc.
6.000% due 03/15/2036	2,800	2,764

6.375% due 07/01/2034	16,600	16,938
6.750% due 07/15/2035	15,100	15,703

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Hardwood Funding LLC
4.840% due 06/07/2028 «(k)		2,600	2,594
4.980% due 06/07/2030 «(k)		1,700	1,693
5.160% due 06/07/2032 «(k)		4,200	4,197
Hartford Insurance Group, Inc.
6.038% due 02/12/2067 •		3,600	3,544
Healthpeak OP LLC
5.375% due 02/15/2035		11,100	11,177
6.750% due 02/01/2041		3,500	3,861
High Street Funding Trust II
4.682% due 02/15/2048		8,800	7,493
Highwoods Realty LP
2.600% due 02/01/2031		2,700	2,413
4.200% due 04/15/2029		1,915	1,874
7.650% due 02/01/2034		1,822	2,035
Horizon Mutual Holdings, Inc.
6.200% due 11/15/2034		21,227	20,639
Host Hotels & Resorts LP
5.500% due 04/15/2035		450	452
5.700% due 07/01/2034		25	26
HPS Corporate Lending Fund
5.950% due 04/14/2032		6,800	6,665
HSBC Holdings PLC
2.804% due 05/24/2032 •		46,910	42,408
4.583% due 06/19/2029 •(i)		3,050	3,042
4.619% due 11/06/2031 •		6,600	6,508
5.133% due 11/06/2036 •		10,000	9,846
5.402% due 08/11/2033 •		500	507
5.450% due 03/03/2036 •		15,900	16,006
5.875% due 09/28/2026 •(h)(i)	GBP	17,200	22,870
6.500% due 03/23/2028 •(h)(i)(l)	$	17,900	18,115
6.500% due 09/15/2037		18,115	19,326
6.800% due 06/01/2038		4,300	4,718
7.000% due 04/07/2038	GBP	1,900	2,688
7.625% due 05/17/2032	$	11,347	12,501
Hudson Pacific Properties LP
3.250% due 01/15/2030 (l)		7,600	6,654
4.650% due 04/01/2029 (l)		4,537	4,308
5.950% due 02/15/2028		2,400	2,379
ING Groep NV
5.550% due 03/19/2035 •		13,696	13,958
Intercontinental Exchange, Inc.
3.000% due 09/15/2060		9,146	5,385
4.600% due 03/15/2033		17,886	17,551
Intesa Sanpaolo SpA
5.000% due 06/29/2030 •		21,100	21,128
6.625% due 06/20/2033		15,000	16,268
7.778% due 06/20/2054 •		26,000	30,647
7.800% due 11/28/2053		34,100	41,171
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		3,600	3,111
2.700% due 01/15/2034		7,800	6,553
4.150% due 04/15/2032		14,500	13,806
4.950% due 01/15/2033		8,100	7,988
5.450% due 08/15/2030		4,068	4,137
5.500% due 08/15/2033		2,200	2,245
JAB Holdings BV
2.200% due 11/23/2030		1,571	1,408
3.750% due 05/28/2051		5,200	3,610
4.500% due 04/08/2052		60,700	46,777
Jefferies Financial Group, Inc.
6.500% due 01/20/2043		22,200	22,376
JPMorgan Chase & Co.
2.545% due 11/08/2032 •		12,500	11,119
2.739% due 10/15/2030 •		20,175	18,952
2.963% due 01/25/2033 •		31,000	28,073
3.509% due 01/23/2029 •		12,100	11,902
3.702% due 05/06/2030 •		5,000	4,863
3.897% due 01/23/2049 •		4,720	3,681
4.005% due 04/23/2029 •		12,113	11,984
4.586% due 04/26/2033 •		23,000	22,653
4.810% due 10/22/2036 •		23,700	23,051
4.946% due 10/22/2035 •		13,500	13,326
4.995% due 07/22/2030 •		7,300	7,350
5.012% due 01/23/2030 •		30,500	30,710
5.294% due 07/22/2035 •		12,300	12,433
5.336% due 01/23/2035 •		15,000	15,230
5.350% due 06/01/2034 •		33,100	33,665
5.502% due 01/24/2036 •		15,600	15,950
5.534% due 11/29/2045 •		40,340	40,007
5.572% due 04/22/2036 •		10,000	10,285
5.576% due 07/23/2036 •		11,400	11,578
5.581% due 04/22/2030 •		5,300	5,417
5.766% due 04/22/2035 •		9,460	9,843
6.087% due 10/23/2029 •		3,356	3,459
6.254% due 10/23/2034 •		11,400	12,206

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

KBC Group NV
6.250% due 09/17/2031 •(h)(i)	EUR	600	722
8.000% due 09/05/2028 •(h)(i)		2,400	2,962
Kilroy Realty LP
2.650% due 11/15/2033	$	15,850	12,900
3.050% due 02/15/2030		1,069	988
4.250% due 08/15/2029 (l)		12,400	12,042
4.750% due 12/15/2028		2,000	1,986
5.875% due 10/15/2035		14,200	14,041
6.250% due 01/15/2036		3,300	3,351
KKR Financial Holdings LLC
5.400% due 05/23/2033		15,900	14,748
KKR Group Finance Co. VII LLC
3.625% due 02/25/2050		26,000	18,124
KKR Group Finance Co. VIII LLC
3.500% due 08/25/2050		43,777	29,974
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		1,400	1,414
Lazard Group LLC
4.500% due 09/19/2028		400	397
6.000% due 03/15/2031		4,000	4,149
Legg Mason, Inc.
5.625% due 01/15/2044 (l)		18,493	18,168
Liberty Mutual Group, Inc.
3.950% due 05/15/2060		20,300	14,266
4.300% due 02/01/2061		14,500	9,228
Lloyds Bank PLC
0.000% due 04/02/2032 þ		10,000	7,517
Lloyds Banking Group PLC
4.425% due 11/04/2031 •		4,800	4,714
4.550% due 08/16/2028		20,200	20,179
4.943% due 11/04/2036 •		10,000	9,708
5.679% due 01/05/2035 •(l)(i)		11,229	11,544
8.000% due 09/27/2029 •(h)(i)		750	801
8.500% due 09/27/2027 •(h)(i)	GBP	4,600	6,321
LPL Holdings, Inc.
5.750% due 06/15/2035	$	19,800	19,858
LSEG Finance PLC
3.200% due 04/06/2041		2,700	2,049
M&G PLC
5.560% due 07/20/2055 •(i)	GBP	1,900	2,408
Marex Group PLC
5.829% due 05/08/2028	$	800	806
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		4,000	3,240
4.350% due 01/30/2047		4,800	3,996
4.900% due 03/15/2049		5,200	4,631
5.000% due 03/15/2035		9,807	9,714
5.350% due 11/15/2044		20,000	19,133
5.400% due 03/15/2055 (l)		34,709	32,832
5.450% due 03/15/2053		9,100	8,643
5.700% due 09/15/2053 (l)		20,000	19,856
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	7,186
4.900% due 04/01/2077		4,800	3,839
5.077% due 02/15/2069 •		27,500	24,470
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		7,100	7,129
6.100% due 06/11/2055 •		15,000	15,190
Mercury General Corp.
4.400% due 03/15/2027		4,495	4,496
MetLife, Inc.
6.350% due 03/15/2055 •		15,100	15,481
9.250% due 04/08/2068		51,066	59,691
10.750% due 08/01/2069		5,132	6,667
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		13,900	12,536
2.309% due 07/20/2032 •		3,000	2,646
3.751% due 07/18/2039		1,200	1,020
4.315% due 04/19/2033 •		25,000	24,150
5.057% due 01/14/2037 •		10,000	9,819
5.133% due 07/20/2033 •		17,300	17,386
5.188% due 09/12/2036 •		16,900	16,792
5.441% due 02/22/2034 •		11,600	11,838
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		18,400	16,380
2.172% due 05/22/2032 •		6,556	5,779
2.201% due 07/10/2031 •		9,800	8,846
5.422% due 05/13/2036 •		10,000	10,121
Morgan Stanley
0.000% due 04/02/2032 þ(k)		62,100	46,338
2.239% due 07/21/2032 •		28,500	25,008
2.943% due 01/21/2033 •		5,200	4,677
3.217% due 04/22/2042 •		15,200	11,613

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

4.238% due 01/09/2030 •		6,700	6,613
4.356% due 10/22/2031 •		19,000	18,581
4.493% due 01/16/2032 •		11,200	10,985
4.654% due 10/18/2030 •		14,800	14,723
4.889% due 07/20/2033 •		2,700	2,680
4.892% due 10/22/2036 •		33,400	32,358
5.042% due 07/19/2030 •		3,400	3,424
5.250% due 04/21/2034 •		6,500	6,543
5.297% due 04/20/2037 •		16,019	15,959
5.320% due 07/19/2035 •		18,000	18,094
5.424% due 07/21/2034 •		11,400	11,581
5.466% due 01/18/2035 •		8,373	8,504
5.587% due 01/18/2036 •		15,600	15,936
5.656% due 04/18/2030 •		1,900	1,941
5.664% due 04/17/2036 •		8,000	8,216
5.831% due 04/19/2035 •		10,000	10,379
6.627% due 11/01/2034 •		8,255	8,961
Mutual of Omaha Cos Global Funding
4.514% due 06/09/2028		11,000	10,947
5.450% due 12/12/2028		3,100	3,154
Mutual of Omaha Insurance Co.
6.144% due 01/16/2064 •		25,000	25,772
National Health Investors, Inc.
3.000% due 02/01/2031		10,600	9,610
5.350% due 02/01/2033		900	891
Nationwide Building Society
4.302% due 03/08/2029 •		1,500	1,492
6.557% due 10/18/2027 •		10,755	10,817
Nationwide Financial Services, Inc.
3.900% due 11/30/2049		10,000	7,492
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050		2,250	1,724
9.375% due 08/15/2039		32,300	41,916
NatWest Group PLC
4.600% due 06/28/2031 •(h)(i)(l)		19,400	17,972
5.076% due 01/27/2030 •		42,350	42,632
5.778% due 03/01/2035 •(i)		10,453	10,844
7.300% due 11/19/2034 •(h)(i)		10,000	10,446
7.625% due 09/30/2035 •(h)(i)	GBP	11,000	15,045
8.125% due 11/10/2033 •(h)(i)	$	5,000	5,536
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027		6,200	6,191
4.875% due 04/15/2045		13,688	11,816
New York Life Insurance Co.
4.450% due 05/15/2069		16,700	12,824
6.750% due 11/15/2039		4,260	4,733
Newmark Group, Inc.
7.500% due 01/12/2029		3,300	3,459
Nippon Life Insurance Co.
2.750% due 01/21/2051 •		36,900	33,152
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		9,503	9,042
NLG Global Funding
5.400% due 01/23/2030		6,100	6,201
Nomura Holdings, Inc.
2.172% due 07/14/2028		11,600	11,026
2.608% due 07/14/2031		12,400	11,068
2.679% due 07/16/2030		11,200	10,268
2.999% due 01/22/2032		14,100	12,694
3.103% due 01/16/2030		2,200	2,069
4.886% (SOFRRATE + 1.250%) due 07/02/2027 ~		3,800	3,830
5.842% due 01/18/2028		12,400	12,621
6.181% due 01/18/2033		30,000	31,723
Nordea Bank Abp
3.750% due 03/01/2029 •(h)(i)		2,500	2,358
Norinchukin Bank
5.094% due 10/16/2029		2,400	2,417
Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051		31,400	21,657
3.625% due 09/30/2059		62,990	42,961
3.850% due 09/30/2047		10,340	7,944
6.063% due 03/30/2040		1	1
6.170% due 05/29/2055		7,000	7,221
Old Republic International Corp.
3.850% due 06/11/2051		37,900	27,307
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		500	464
3.625% due 10/01/2029		4,000	3,840
4.750% due 01/15/2028		7,000	7,001
Omnis Funding Trust
6.722% due 05/15/2055		10,000	10,421
OneAmerica Financial Partners, Inc.
4.250% due 10/15/2050		5,400	4,015
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027		3,900	3,885

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Pacific Life Insurance Co.
5.950% due 09/15/2055	25,100	25,060
9.250% due 06/15/2039	63,816	84,327
Pacific LifeCorp
3.350% due 09/15/2050	5,700	3,908
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)	17,987	14,652
Paychex, Inc.
5.350% due 04/15/2032	700	709
5.600% due 04/15/2035 (l)	2,605	2,633
Penn Mutual Life Insurance Co.
3.800% due 04/29/2061	40,000	26,673
7.625% due 06/15/2040	32,535	37,934
Pine Street Trust II
5.568% due 02/15/2049	23,800	22,238
Pinnacol Assurance
8.625% due 06/25/2034 «(k)	24,000	25,432
Popular, Inc.
7.250% due 03/13/2028	14,700	15,154
Progressive Corp.
4.125% due 04/15/2047	1,700	1,379
Prologis Targeted U.S. Logistics Fund LP
5.250% due 01/15/2035	3,500	3,505
Protective Life Global Funding
5.432% due 01/14/2032	20,000	20,434
5.467% due 12/08/2028	2,000	2,035
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~	34,700	34,874
Rayonier LP
2.750% due 05/17/2031	7,500	6,741
Realty Income Corp.
2.700% due 02/15/2032	11,400	10,190
3.200% due 02/15/2031	6,700	6,267
3.400% due 01/15/2028	1,265	1,245
3.400% due 01/15/2030	1,725	1,653
3.950% due 08/15/2027	3,316	3,302
4.450% due 09/15/2026	2,350	2,350
Regency Centers LP
4.125% due 03/15/2028	1,100	1,093
Rexford Industrial Realty LP
2.125% due 12/01/2030	11,800	10,466
RGA Global Funding
5.250% due 01/09/2030	6,900	6,992
5.500% due 01/11/2031	4,500	4,613
6.000% due 11/21/2028	3,000	3,080
Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(k)	30,000	29,507
Sabra Health Care LP
3.200% due 12/01/2031	6,304	5,718
3.900% due 10/15/2029	3,368	3,269
Sammons Financial Group, Inc.
3.350% due 04/16/2031	18,300	16,887
6.875% due 04/15/2034	8,000	8,567
Santander Holdings USA, Inc.
4.400% due 07/13/2027	3,080	3,077
5.473% due 03/20/2029 •	4,100	4,141
5.741% due 03/20/2031 •	3,200	3,269
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	17,160	15,636
3.823% due 11/03/2028 •	47,925	47,389
4.858% due 09/11/2030 •	5,680	5,677
5.694% due 04/15/2031 •	8,900	9,132
SBA Tower Trust
2.328% due 07/15/2052	10,300	9,918
SBL Holdings, Inc.
7.200% due 10/30/2034	2,000	1,875
Selective Insurance Group, Inc.
5.375% due 03/01/2049	8,800	8,114
5.900% due 04/15/2035	600	623
Simon Property Group LP
6.650% due 01/15/2054	100	112
Sixth Street Lending Partners
5.750% due 01/15/2030	11,300	11,230
SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028	4,200	4,015
Societe Generale SA
6.221% due 06/15/2033 •(l)	10,500	10,899
Standard Chartered PLC
3.265% due 02/18/2036 •	15,500	14,229
Stifel Financial Corp.
4.000% due 05/15/2030	5,600	5,417
Store Capital LLC
2.750% due 11/18/2030	1,900	1,718
5.400% due 04/30/2030	5,000	5,036
Sumisho Air Lease Corp.
4.850% due 03/24/2031	33,900	33,555

5.500% due 03/24/2036	10,000	9,966

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Sumitomo Life Insurance Co.
3.375% due 04/15/2081 •		16,300	14,969
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		37,100	33,488
3.040% due 07/16/2029		7,000	6,661
5.046% due 01/15/2037 •		5,000	4,911
5.424% due 07/09/2031		34,930	35,730
5.558% due 07/09/2034		20,100	20,607
5.710% due 01/13/2030		14,600	15,030
5.808% due 09/14/2033 (l)		6,800	7,100
Sun Communities Operating LP
2.700% due 07/15/2031		6,800	6,123
Svenska Handelsbanken AB
4.750% due 03/01/2031 •(h)(i)(l)		6,000	5,711
Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	20,110
4.270% due 05/15/2047		11,300	9,047
4.900% due 09/15/2044		18,400	16,314
6.850% due 12/16/2039		5,129	5,680
Tesco Property Finance 2 PLC
6.052% due 10/13/2039	GBP	267	364
Toronto-Dominion Bank
8.125% due 10/31/2082 •(i)	$	20,000	20,685
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		7,933	9,650
Travelers Cos., Inc.
4.050% due 03/07/2048		4,000	3,202
Truist Financial Corp.
6.123% due 10/28/2033 •		12,000	12,673
Trust 2401
6.390% due 01/15/2050		15,582	14,518
6.950% due 01/30/2044		19,828	19,975
7.375% due 02/13/2034		2,066	2,197
Trust Fibra Uno
6.390% due 01/15/2050 (l)		7,918	7,286
6.950% due 01/30/2044		5,442	5,375
7.375% due 02/13/2034		834	886
Trustage Financial Group, Inc.
4.625% due 04/15/2032		54,700	53,077
UBS Group AG
2.746% due 02/11/2033 •(i)		10,900	9,678
3.091% due 05/14/2032 •		57,529	52,809
3.179% due 02/11/2043 •(i)		1,100	827
3.869% due 01/12/2029 •		6,450	6,377
4.151% due 12/23/2029 •(i)		21,400	21,096
4.194% due 04/01/2031 •		2,250	2,197
4.214% due 04/10/2030 •		12,000	11,804
4.282% due 01/09/2028		13,400	13,343
4.588% due 08/10/2032 •		1,100	1,080
4.875% due 02/12/2027 •(h)(i)		7,400	7,408
4.988% due 08/05/2033 •		5,000	4,973
5.379% due 09/06/2045 •		15,000	14,338
5.617% due 09/13/2030 •		1,200	1,228
5.699% due 02/08/2035 •(i)		11,400	11,708
5.959% due 01/12/2034 •(i)		40,000	41,696
6.301% due 09/22/2034 •		12,900	13,712
6.600% due 08/05/2030 •(h)(i)		15,000	15,177
6.625% due 01/08/2031 •(h)(i)		8,800	8,857
6.850% due 09/10/2029 •(h)(i)		8,500	8,663
7.000% due 02/10/2030 •(h)(i)		17,000	17,355
7.000% due 01/08/2036 •(h)(i)		3,300	3,338
7.125% due 08/10/2034 •(h)(i)		7,700	7,774
9.250% due 11/13/2028 •(h)(i)		19,900	21,429
9.250% due 11/13/2033 •(h)(i)		7,000	8,090
UDR, Inc.
3.500% due 07/01/2027 (i)		3,323	3,296
Unum Group
4.046% due 08/15/2041		15,000	12,168
6.000% due 06/15/2054		3,800	3,735
VICI Properties LP
4.750% due 04/01/2028		1,200	1,199
5.125% due 11/15/2031		3,200	3,187
5.125% due 05/15/2032		11,100	11,012
5.625% due 04/01/2035		11,500	11,510
5.625% due 05/15/2052		24,400	22,426
5.750% due 04/01/2034		2,400	2,438
6.125% due 04/01/2054		4,000	3,913
VICI Properties LP/VICI Note Co., Inc.
4.125% due 08/15/2030		5,073	4,870
Visa, Inc.
2.000% due 08/15/2050		107	57
4.300% due 12/14/2045		1,900	1,630
Voya Financial, Inc.
4.700% due 01/23/2048 •		6,800	6,713
5.000% due 09/20/2034		5,200	5,121

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

W.R. Berkley Corp.
4.000% due 05/12/2050		4,900	3,784
Wells Fargo & Co.
2.393% due 06/02/2028 •		9,300	9,116
2.572% due 02/11/2031 •		16,817	15,572
2.879% due 10/30/2030 •(l)		30,900	29,092
3.584% due 05/22/2028 •		21,300	21,125
4.611% due 04/25/2053 •		64,700	54,408
4.700% (SOFRRATE + 1.070%) due 04/22/2028 ~		13,700	13,760
4.892% due 09/15/2036 •		23,200	22,642
5.211% due 12/03/2035 •		49,449	49,381
5.557% due 07/25/2034 •		63,737	65,294
Wells Fargo Bank NA
6.600% due 01/15/2038		10,000	10,967
Welltower OP LLC
4.500% due 07/01/2030		11,400	11,344
5.125% due 07/01/2035		11,700	11,749
6.500% due 03/15/2041		29,850	33,142
Weyerhaeuser Co.
6.875% due 12/15/2033		14,477	15,918
6.950% due 10/01/2027		4,500	4,627
7.375% due 03/15/2032		39,647	44,246
Willis North America, Inc.
3.875% due 09/15/2049		13,550	10,169
5.350% due 05/15/2033		3,944	3,997

			7,492,800

INDUSTRIALS 29.0%
180 Medical, Inc.
5.300% due 10/08/2035		3,100	3,046
7-Eleven, Inc.
2.800% due 02/10/2051		15,352	9,105
AbbVie, Inc.
4.250% due 11/21/2049		8,499	6,943
4.300% due 05/14/2036		19,258	18,190
4.400% due 11/06/2042		39,350	34,616
4.450% due 05/14/2046		33,985	29,214
4.500% due 05/14/2035		19,877	19,161
4.700% due 05/14/2045		13,500	12,108
4.850% due 06/15/2044		36,900	33,890
5.200% due 03/15/2035		11,002	11,185
5.400% due 03/15/2054		4,700	4,520
5.500% due 03/15/2064		7,800	7,508
5.600% due 03/15/2055		14,000	13,890
Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047 (i)		7,900	7,090
Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		4,185	3,935
Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054		17,500	15,828
Advocate Health & Hospitals Corp.
2.211% due 06/15/2030		11,150	10,185
AEP Transmission Co. LLC
2.750% due 08/15/2051		5,402	3,288
3.150% due 09/15/2049		6,000	3,989
3.650% due 04/01/2050		2,700	1,992
4.250% due 09/15/2048		1,474	1,206
5.400% due 03/15/2053		10,300	9,869
Aeroporti di Roma SpA
1.750% due 07/30/2031 (i)	EUR	4,600	4,829
Aetna, Inc.
4.750% due 03/15/2044	$	50	43
Air Canada Pass-Through Trust
5.250% due 10/01/2030		3,859	3,888
Aker BP ASA
5.800% due 10/01/2054		9,900	9,223
Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029 (l)		11,264	11,265
Alcon Finance Corp.
3.000% due 09/23/2029		500	474
Alphabet, Inc.
1.900% due 08/15/2040		10	7
5.300% due 05/15/2065		175	161
Amazon.com, Inc.
2.500% due 06/03/2050		205	119
2.700% due 06/03/2060 (l)		1,194	648
3.100% due 05/12/2051		18,552	12,059
3.250% due 05/12/2061 (l)		41,100	25,283
4.100% due 04/13/2062		10,000	7,410
4.250% due 08/22/2057		19,550	15,167
5.000% due 06/12/2056 (k)	CAD	75,000	53,443
5.550% due 11/20/2065	$	600	561
American Airlines Pass-Through Trust
2.875% due 01/11/2036		17,221	15,542
3.000% due 04/15/2030		384	372

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

3.150% due 08/15/2033		5,830	5,478
3.200% due 12/15/2029		4,875	4,734
3.350% due 04/15/2031		2,835	2,731
3.375% due 11/01/2028		4,667	4,615
3.500% due 08/15/2033		2,630	2,422
3.575% due 07/15/2029		5,427	5,356
3.600% due 03/22/2029		5,334	5,258
3.600% due 04/15/2031		2,186	2,105
3.650% due 08/15/2030		1,816	1,776
4.900% due 11/11/2039		8,100	7,920
5.250% due 05/10/2040		17,300	17,220
American Medical Systems Europe BV
3.000% due 03/08/2031	EUR	5,600	6,319
Amgen, Inc.
4.563% due 06/15/2048	$	900	763
4.663% due 06/15/2051		144,713	123,038
4.875% due 03/01/2053		800	697
4.950% due 10/01/2041		4,650	4,345
5.250% due 03/02/2033		25,939	26,404
5.600% due 03/02/2043		8,692	8,644
5.650% due 03/02/2053 (l)		40,535	39,480
5.650% due 02/19/2056		12,200	11,919
5.750% due 03/02/2063 (l)		35,965	34,901
Amrize Finance U.S. LLC
4.750% due 09/22/2046		2,400	2,094
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700% due 02/01/2036 (l)		83,744	81,544
4.900% due 02/01/2046		105,682	96,337
Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046		720	654
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		2,250	2,123
5.450% due 01/23/2039		2,491	2,534
5.800% due 01/23/2059		27,101	27,618
Apple, Inc.
2.400% due 08/20/2050		180	104
2.550% due 08/20/2060		200	108
2.650% due 05/11/2050		2,250	1,378
2.700% due 08/05/2051		1,850	1,130
2.800% due 02/08/2061		7,000	4,008
2.850% due 08/05/2061		7,900	4,564
2.950% due 09/11/2049		20,210	13,174
3.750% due 09/12/2047		21,600	16,579
3.850% due 08/04/2046		53,395	42,274
4.250% due 02/09/2047		200	167
4.850% due 05/10/2053 (l)		5,685	5,219
Arrow Electronics, Inc.
2.950% due 02/15/2032		600	533
Ashtead Capital, Inc.
5.800% due 04/15/2034		12,235	12,470
Astrazeneca Finance LLC
5.000% due 02/26/2034		19,188	19,385
AstraZeneca PLC
4.375% due 11/16/2045		1,400	1,223
Australian Metcoal Financing Pty. Ltd.
6.750% due 04/22/2034		13,700	14,137
Bacardi Ltd.
5.150% due 05/15/2038		22,540	21,100
5.300% due 05/15/2048		20,975	18,818
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.812% due 03/11/2034	EUR	12,800	14,735
5.850% due 06/15/2056 (i)	$	8,850	8,749
Baptist Healthcare System Obligated Group
3.540% due 08/15/2050		15,000	10,823
Barrick North America Finance LLC
5.700% due 05/30/2041		4,768	4,830
Baxter International, Inc.
5.650% due 12/15/2035		7,932	7,871
Bayer U.S. Finance II LLC
4.200% due 07/15/2034		14,484	13,456
4.375% due 12/15/2028		5,443	5,386
4.400% due 07/15/2044		4,000	3,256
4.625% due 06/25/2038		2,400	2,196
4.875% due 06/25/2048		21,650	18,416
Bayer U.S. Finance LLC
6.250% due 01/21/2029		400	413
6.375% due 11/21/2030		24,305	25,587
6.500% due 11/21/2033		26,400	28,351
6.875% due 11/21/2053 (l)		8,900	9,766
Becton Dickinson & Co.
3.794% due 05/20/2050 (i)		4,086	2,972
5.110% due 02/08/2034		6,646	6,672
Becton Dickinson Euro Finance SARL
4.029% due 06/07/2036	EUR	6,200	7,172
Beignet Investor LLC
6.581% due 05/30/2049	$	250,270	255,438

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051		14,000	9,014
Bio-Rad Laboratories, Inc.
3.700% due 03/15/2032		5,222	4,857
Block, Inc.
6.000% due 08/15/2033		800	806
BMS Ireland Capital Funding DAC
4.581% due 11/10/2055	EUR	5,000	5,667
BMW U.S. Capital LLC
4.500% due 08/11/2030	$	6,000	5,917
4.557% (SOFRINDX + 0.920%) due 03/21/2028 ~(i)		6,000	6,040
Boeing Co.
3.250% due 02/01/2035		1,755	1,522
3.600% due 05/01/2034		8,470	7,626
3.625% due 02/01/2031		1,240	1,180
3.650% due 03/01/2047		1,945	1,408
3.750% due 02/01/2050		3,150	2,300
3.825% due 03/01/2059		4,515	3,153
3.950% due 08/01/2059		9,500	6,792
5.040% due 05/01/2027		8,000	8,024
5.705% due 05/01/2040		59,100	60,127
5.805% due 05/01/2050		115,235	113,921
5.930% due 05/01/2060		107,675	105,994
6.259% due 05/01/2027		3,600	3,648
6.528% due 05/01/2034		14,220	15,475
7.008% due 05/01/2064		218	248
Booz Allen Hamilton, Inc.
5.950% due 08/04/2033		5,400	5,425
5.950% due 04/15/2035		4,100	4,086
Boston Scientific Corp.
6.250% due 11/15/2035		36,000	39,310
7.375% due 01/15/2040		41,000	48,832
BP Capital Markets America, Inc.
4.893% due 09/11/2033		60,403	60,153
Bristol-Myers Squibb Co.
3.550% due 03/15/2042		120	95
3.700% due 03/15/2052		7,050	5,171
4.250% due 10/26/2049		9,593	7,802
4.350% due 11/15/2047		2,884	2,404
5.550% due 02/22/2054		7,950	7,769
British Airways Pass-Through Trust
3.300% due 06/15/2034		15,768	14,839
3.350% due 12/15/2030		840	815
Broadcom, Inc.
2.600% due 02/15/2033		42,501	36,956
3.137% due 11/15/2035		57,112	48,537
3.419% due 04/15/2033		23,550	21,474
3.469% due 04/15/2034		52,013	46,723
3.500% due 02/15/2041		23,441	18,740
4.150% due 11/15/2030		826	809
4.150% due 04/15/2032		44,100	42,455
4.300% due 11/15/2032		20,430	19,795
5.150% due 11/15/2031		973	990
5.200% due 04/15/2032		10,000	10,192
Burlington Northern Santa Fe LLC
4.450% due 03/15/2043		27,000	23,957
4.450% due 01/15/2053		4,909	4,102
5.200% due 04/15/2054		42,483	39,573
5.500% due 03/15/2055		11,700	11,370
Cameron LNG LLC
3.402% due 01/15/2038		26,700	23,330
3.701% due 01/15/2039		1,430	1,213
Canadian Pacific Railway Co.
3.000% due 12/02/2041		12,300	9,134
4.300% due 05/15/2043		5,000	4,316
4.700% due 05/01/2048		15,900	14,033
4.950% due 08/15/2045		24,795	22,905
6.125% due 09/15/2115		51,558	53,612
CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031		12,900	11,849
5.550% due 08/22/2034		16,600	16,398
Cenovus Energy, Inc.
4.650% due 03/20/2031		591	584
Centene Corp.
2.450% due 07/15/2028		25,913	24,637
2.500% due 03/01/2031		3,670	3,208
3.000% due 10/15/2030		5,000	4,528
3.375% due 02/15/2030		700	653
4.625% due 12/15/2029		4,563	4,429
CF Industries, Inc.
5.150% due 03/15/2034		19,966	19,809
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041		15,877	11,123
3.500% due 03/01/2042		12,700	8,783
3.700% due 04/01/2051		7,085	4,400
3.850% due 04/01/2061		94,400	55,485

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

3.900% due 06/01/2052	22,775	14,532
4.400% due 12/01/2061	65,120	42,078
4.800% due 03/01/2050	36,600	27,327
5.050% due 03/30/2029	8	8
5.125% due 07/01/2049	39,500	30,507
5.250% due 04/01/2053	24,971	19,485
5.850% due 12/01/2035 (l)	11,100	10,749
6.484% due 10/23/2045	19	17
6.700% due 12/01/2055 (l)	7,200	6,867
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	21,010	17,903
3.700% due 11/15/2029	5,000	4,836
Cheniere Energy Partners LP
5.550% due 10/30/2035	12,900	13,108
5.750% due 08/15/2034	17,305	17,845
5.950% due 06/30/2033	15,791	16,494
Cheniere Energy, Inc.
5.650% due 04/15/2034	8,496	8,722
Chick-fil-A, Inc.
4.580% due 07/21/2028 «(b)(k)	5,900	5,869
4.600% due 07/21/2029 «(b)(k)	2,700	2,677
Cigna Group
5.250% due 01/15/2036	6,475	6,494
6.000% due 01/15/2056	1,143	1,165
Coca-Cola Co.
2.500% due 06/01/2040	3	2
2.500% due 03/15/2051	12,860	7,644
5.300% due 05/13/2054	1,190	1,148
5.400% due 05/13/2064	975	941
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	11,930
Comcast Corp.
2.650% due 08/15/2062	18,400	8,935
2.800% due 01/15/2051	250	139
2.887% due 11/01/2051	1,879	1,066
2.937% due 11/01/2056	126,123	68,361
3.200% due 07/15/2036	275	229
3.450% due 02/01/2050	20,000	12,873
3.969% due 11/01/2047	34,422	24,566
3.999% due 11/01/2049	98,621	70,000
4.000% due 03/01/2048	12,260	8,864
5.500% due 05/15/2064	169	145
5.650% due 06/01/2054	6,072	5,447
CommonSpirit Health
3.347% due 10/01/2029	10,000	9,556
4.187% due 10/01/2049	2,100	1,638
4.975% due 09/01/2035	9,300	9,027
5.580% due 09/01/2045	3,600	3,510
Conagra Brands, Inc.
5.000% due 08/01/2030	1,100	1,100
5.750% due 08/01/2035 (l)	7,847	7,930
Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	9,566
4.500% due 05/09/2047	8,100	6,778
4.750% due 05/09/2032	2,308	2,284
Constellation Pharmaceutical, Inc.
5.550% due 07/01/2033 «(k)	9,162	9,308
Cox Communications, Inc.
4.500% due 06/30/2043	21,841	16,523
4.700% due 12/15/2042	4,070	3,180
4.800% due 02/01/2035	13,000	11,705
5.800% due 12/15/2053	19,854	16,771
CSL Finance PLC
4.750% due 04/27/2052	12,170	10,415
4.950% due 04/27/2062	9,200	7,827
CVS Health Corp.
3.750% due 04/01/2030	4,805	4,647
4.125% due 04/01/2040	4,543	3,889
5.050% due 03/25/2048	43,400	38,358
5.125% due 07/20/2045	33,735	30,571
5.250% due 02/21/2033	2,853	2,901
5.300% due 12/05/2043	7,100	6,626
5.450% due 09/15/2035	13,510	13,690
5.625% due 02/21/2053	18,200	17,199
5.875% due 06/01/2053	4,600	4,506
6.000% due 06/01/2063	2,200	2,151
6.050% due 06/01/2054	500	501
6.200% due 09/15/2055	12,444	12,741
6.250% due 09/15/2065	32,700	33,051
CVS Pass-Through Trust
4.163% due 08/11/2036	6,441	6,031
5.773% due 01/10/2033	715	714
5.880% due 01/10/2028	746	745
5.926% due 01/10/2034	17,660	17,954
6.036% due 12/10/2028	455	457
6.943% due 01/10/2030	12,481	12,799
7.507% due 01/10/2032	40,566	42,394
8.353% due 07/10/2031	7,443	8,023

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Daimler Truck Finance North America LLC
2.375% due 12/14/2028	7,000	6,632
2.500% due 12/14/2031	4,204	3,709
4.150% due 01/12/2029	1,200	1,185
4.500% due 04/12/2031	10,100	9,918
DCP Midstream Operating LP
3.250% due 02/15/2032	5,612	5,120
Dell International LLC/EMC Corp.
4.900% due 10/01/2026	13,398	13,404
5.300% due 10/01/2029	9,411	9,570
Delta Air Lines, Inc.
3.750% due 10/28/2029	26,563	25,653
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/2028	1,792	1,790
Devon Energy Corp.
5.750% due 09/15/2054	332	320
5.900% due 02/15/2055	4,200	4,144
7.950% due 04/15/2032	5,535	6,353
Diamondback Energy, Inc.
5.550% due 04/01/2035	10,905	11,125
5.750% due 04/18/2054 (l)	11,895	11,573
5.900% due 04/18/2064	2,271	2,217
Discovery Global Holdings, Inc.
5.050% due 03/15/2042	10,440	7,661
5.141% due 03/15/2052	1,391	935
DT Midstream, Inc.
4.300% due 04/15/2032	17,400	16,636
5.800% due 12/15/2034	5,984	6,118
Eastern Energy Gas Holdings LLC
5.650% due 10/15/2054	7,200	6,895
6.200% due 01/15/2055	5,000	5,160
Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	3,530
4.800% due 11/01/2043	800	714
Ecopetrol SA
7.375% due 09/18/2043 (l)	25,700	25,399
El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	9,802	9,110
8.375% due 06/15/2032	25,670	29,950
Elevance Health, Inc.
3.600% due 03/15/2051	1,350	957
3.700% due 09/15/2049	5,640	4,119
4.375% due 12/01/2047	29,000	23,831
4.550% due 03/01/2048	7,500	6,359
4.550% due 05/15/2052	12,100	9,996
4.625% due 05/15/2042	7,700	6,851
5.100% due 01/15/2044	13,244	12,318
5.125% due 02/15/2053	2,000	1,790
5.200% due 02/15/2035	7,700	7,719
5.700% due 02/15/2055	2,200	2,140
5.850% due 11/01/2064	10,000	9,838
6.100% due 10/15/2052	1,900	1,956
Eli Lilly & Co.
4.600% due 08/14/2034	126	125
5.050% due 08/14/2054	48,615	45,317
5.200% due 08/14/2064	2,600	2,415
Embotelladora Andina SA
3.950% due 01/21/2050 (l)	3,600	2,759
Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	2,959
7.375% due 10/15/2045	19,892	23,172
Enbridge, Inc.
2.500% due 08/01/2033	18,600	15,868
3.400% due 08/01/2051	29,987	20,485
4.500% due 06/10/2044	10,948	9,399
5.625% due 04/05/2034	7,283	7,505
5.700% due 03/08/2033 (l)	36,411	37,610
5.950% due 04/05/2054	3,955	3,968
6.700% due 11/15/2053	21,484	23,646
Energy Transfer LP
4.550% due 01/15/2031	2,100	2,074
4.950% due 01/15/2043	27,800	24,648
5.000% due 05/15/2044	44,517	39,121
5.000% due 05/15/2050	9,626	8,153
5.150% due 02/01/2043	26,785	24,215
5.150% due 03/15/2045	44,915	40,089
5.300% due 04/15/2047	22,750	20,435
5.350% due 01/15/2036	10,300	10,262
5.400% due 10/01/2047	5,038	4,572
5.550% due 05/15/2034	7,170	7,286
5.950% due 05/15/2054	13,001	12,453
6.000% due 06/15/2048	600	583
6.050% due 09/01/2054	1,976	1,921
6.125% due 12/15/2045	23,548	23,417

6.250% due 04/15/2049	1,334	1,332
6.300% due 01/15/2056	17,100	17,168

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Eni SpA
5.500% due 05/15/2034		3,200	3,250
5.950% due 05/15/2054 (l)		17,900	17,724
6.000% due 05/18/2056		900	889
Entergy Louisiana LLC
2.900% due 03/15/2051		8,400	5,271
3.100% due 06/15/2041		14,600	11,054
4.200% due 09/01/2048		7,555	6,093
4.750% due 09/15/2052		15,800	13,642
5.000% due 07/15/2044		4,300	3,857
5.150% due 09/15/2034		5,517	5,575
5.650% due 04/15/2056		5,900	5,789
5.700% due 03/15/2054		4,500	4,432
Enterprise Products Operating LLC
4.200% due 01/31/2050		10,062	8,124
4.450% due 02/15/2043		77,745	68,016
4.800% due 02/01/2049		2,563	2,258
4.850% due 08/15/2042		11,300	10,481
4.850% due 03/15/2044		32,362	29,641
4.950% due 02/15/2035		1,695	1,683
5.100% due 02/15/2045		31,665	29,540
5.200% due 01/15/2036		17,489	17,550
5.550% due 02/16/2055		4,950	4,799
5.750% due 03/01/2035		13,761	14,277
6.897% (TSFR3M + 3.248%) due 08/16/2077 ~		8,000	8,002
Equinor ASA
3.250% due 11/18/2049		5,000	3,464
Essent Group Ltd.
6.250% due 07/01/2029		1,920	1,980
Expand Energy Corp.
5.700% due 01/15/2035		3,575	3,617
Expedia Group, Inc.
3.250% due 02/15/2030		350	333
FactSet Research Systems, Inc.
3.450% due 03/01/2032		5,000	4,504
FedEx Corp.
5.100% due 01/15/2044		10,877	10,366
Ferguson Enterprises, Inc.
5.000% due 10/03/2034		2,800	2,772
FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/2029		700	694
6.150% due 10/01/2038		2,409	2,551
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		6,400	5,914
4.317% due 12/30/2039		55,500	47,110
Flex Ltd.
4.875% due 05/12/2030		15,685	15,664
Ford Foundation
2.415% due 06/01/2050		3,800	2,266
Fox Corp.
5.576% due 01/25/2049 (l)		7,452	6,911
Freeport-McMoRan, Inc.
5.400% due 11/14/2034		450	458
Fresenius Medical Care U.S. Finance III, Inc.
3.000% due 12/01/2031		24,600	22,115
Gartner, Inc.
5.600% due 11/20/2035		10,100	9,571
GE Capital Funding LLC
4.550% due 05/15/2032		9,751	9,684
GE Vernova, Inc.
4.875% due 02/04/2036 (l)		1,000	985
5.500% due 02/04/2056		1,805	1,752
Georgetown University
5.115% due 04/01/2053		3,300	3,061
Glencore Finance Canada Ltd.
5.550% due 10/25/2042		8,730	8,473
6.900% due 11/15/2037		100	111
Global Payments, Inc.
4.150% due 08/15/2049		4,400	3,213
5.550% due 11/15/2035		15,000	14,548
GNL Quintero SA
4.634% due 07/31/2029		2,060	2,057
Green Palm Bidco SARL
5.957% due 06/30/2041		4,200	4,247
6.462% due 06/30/2046		9,600	9,731
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		4,600	4,699
6.103% due 08/23/2042		6,000	6,128
6.129% due 02/23/2038		2,600	2,694
6.510% due 02/23/2042		10,700	11,310
GSG Bidco Ltd.
6.375% due 06/15/2051	EUR	104,300	120,494
Haleon U.S. Capital LLC
3.625% due 03/24/2032	$	3,700	3,467
4.000% due 03/24/2052		3,053	2,409

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Harbour Energy PLC
6.327% due 04/01/2035		15,000	15,297
Hasbro, Inc.
3.900% due 11/19/2029		1	1
HCA, Inc.
3.500% due 07/15/2051		22,542	15,263
3.625% due 03/15/2032		17,875	16,646
4.300% due 11/15/2030		1,200	1,174
4.625% due 03/15/2052		38,800	31,616
5.250% due 06/15/2049		11,000	9,890
5.450% due 09/15/2034		4,900	4,955
5.500% due 06/01/2033		82	84
5.500% due 06/15/2047		26,202	24,428
5.750% due 03/01/2035		14,400	14,851
5.900% due 06/01/2053		5,300	5,171
5.950% due 09/15/2054		10,000	9,820
6.000% due 04/01/2054		10,000	9,885
6.100% due 04/01/2064		5,000	4,973
6.200% due 03/01/2055		11,000	11,207
Heathrow Funding Ltd.
6.450% due 12/10/2033	GBP	900	1,265
Heineken NV
4.350% due 03/29/2047	$	7,848	6,613
Hoag Memorial Hospital Presbyterian
3.803% due 07/15/2052		8,800	6,648
Humana, Inc.
8.150% due 06/15/2038		1,000	1,184
Hyatt Hotels Corp.
4.375% due 09/15/2028		1,100	1,093
5.050% due 03/30/2028		1,100	1,107
5.375% due 12/15/2031		1,900	1,934
5.750% due 04/23/2030		5,850	6,002
5.750% due 03/30/2032		500	516
Hyundai Capital America
2.000% due 06/15/2028		1,500	1,425
Imperial Brands Finance PLC
6.125% due 07/27/2027		9,798	9,950
Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		10,800	8,045
Intel Corp.
5.700% due 02/10/2053		1,990	1,878
5.900% due 02/10/2063		479	459
Intuit, Inc.
5.500% due 09/15/2053		100	90
Jabil, Inc.
5.450% due 02/01/2029		1,600	1,626
JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,738	1,542
4.000% due 05/15/2034		8,897	8,451
Juniper Networks, Inc.
5.950% due 03/15/2041		42,478	42,537
Kaiser Foundation Hospitals
4.150% due 05/01/2047		14,300	11,796
Keurig Dr. Pepper, Inc.
4.500% due 04/15/2052 (l)		44,143	35,459
5.150% due 05/15/2035		70	69
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042		6,209	5,453
5.000% due 03/01/2043		33,335	30,176
5.400% due 09/01/2044		300	282
5.500% due 03/01/2044		5,536	5,298
5.625% due 09/01/2041		1,700	1,672
5.800% due 03/15/2035		10,942	11,351
6.375% due 03/01/2041		10,715	11,339
6.500% due 02/01/2037		12,219	13,232
6.500% due 09/01/2039		36,840	39,675
6.550% due 09/15/2040		30,300	32,637
6.950% due 01/15/2038		800	895
7.400% due 03/15/2031		5,000	5,545
7.500% due 11/15/2040		25,567	29,793
Kinder Morgan, Inc.
5.300% due 12/01/2034		840	847
5.550% due 06/01/2045		3,482	3,347
7.800% due 08/01/2031		1,100	1,248
Kraft Heinz Foods Co.
4.125% due 07/01/2027	GBP	1,000	1,319
4.375% due 06/01/2046	$	620	497
4.875% due 10/01/2049		5,241	4,397
5.000% due 06/04/2042		7,675	6,880
5.200% due 07/15/2045		833	744
5.500% due 06/01/2050		2,800	2,564
6.500% due 02/09/2040		44,238	46,735
7.125% due 08/01/2039		1,043	1,160
Kroger Co.
5.650% due 09/15/2064		3,852	3,614

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Kyndryl Holdings, Inc.
3.150% due 10/15/2031		4,539	3,783
L3Harris Technologies, Inc.
5.500% due 08/15/2054		3,308	3,208
Laboratory Corp. of America Holdings
4.800% due 10/01/2034		4,900	4,776
Las Vegas Sands Corp.
3.900% due 08/08/2029 (l)		70,142	67,762
6.200% due 08/15/2034		17,615	18,140
Leidos, Inc.
2.300% due 02/15/2031		7,900	7,027
4.375% due 05/15/2030		2,000	1,959
Leland Stanford Junior University
2.413% due 06/01/2050		12,600	7,515
Lockheed Martin Corp.
4.300% due 06/15/2062		20,800	16,411
5.200% due 02/15/2055		19,835	18,625
5.200% due 02/15/2064		7,412	6,819
5.700% due 11/15/2054		25,898	26,056
Lowe’s Cos., Inc.
3.700% due 04/15/2046		400	301
4.450% due 04/01/2062		283	220
5.850% due 04/01/2063		12,400	12,241
Maple Parent Holdings Corp.
6.625% due 03/26/2056		19,400	20,437
Marriott International, Inc.
2.750% due 10/15/2033		4,537	3,944
2.850% due 04/15/2031		8,025	7,378
3.500% due 10/15/2032		16,951	15,607
4.625% due 06/15/2030		4,364	4,355
5.250% due 10/15/2035		8,100	8,103
Mars, Inc.
5.000% due 03/01/2032		3,100	3,123
5.200% due 03/01/2035		13,500	13,558
5.650% due 05/01/2045		9,500	9,445
5.700% due 05/01/2055		18,500	18,238
Marvell Technology, Inc.
2.950% due 04/15/2031		8,364	7,693
4.875% due 06/22/2028		5,427	5,451
Massachusetts Institute of Technology
5.600% due 07/01/2111		1,668	1,660
McDonald’s Corp.
3.625% due 09/01/2049		10,972	8,009
4.450% due 03/01/2047		2,346	1,982
Meta Platforms, Inc.
4.450% due 08/15/2052		1,000	771
5.500% due 11/15/2045		1,540	1,430
Microsoft Corp.
2.500% due 09/15/2050		27,825	16,439
2.675% due 06/01/2060 (l)		28,895	15,947
2.921% due 03/17/2052 (l)		17,302	10,992
Mobility Global, Inc.
6.050% due 06/15/2036		6,300	6,374
Moody’s Corp.
3.100% due 11/29/2061		6,000	3,591
4.875% due 12/17/2048		9,000	7,956
5.250% due 07/15/2044		4,144	3,934
Motorola Solutions, Inc.
5.400% due 04/15/2034		800	810
5.500% due 09/01/2044		5,686	5,507
MPLX LP
4.700% due 04/15/2048		2,800	2,328
4.900% due 04/15/2058		19,120	15,848
4.950% due 03/14/2052		45,104	38,079
5.200% due 03/01/2047		5,000	4,515
5.200% due 12/01/2047		2,100	1,890
5.500% due 02/15/2049		200	184
5.950% due 04/01/2055		19,200	18,645
MSCI, Inc.
3.250% due 08/15/2033		5,000	4,408
3.875% due 02/15/2031		600	568
5.250% due 09/01/2035		2,481	2,429
National Football League
5.250% due 10/05/2034 «(k)		34,600	34,369
5.420% due 10/05/2037 «(k)		12,000	11,957
5.580% due 10/05/2033 «(k)		10,000	9,997
5.680% due 10/05/2035 «(k)		5,000	4,983
5.890% due 10/05/2043 «(k)		5,000	4,890
National Fuel Gas Co.
5.500% due 05/15/2036		11,400	11,334
National Grid Electricity Transmission PLC
2.000% due 09/16/2038	GBP	919	807
2.000% due 04/17/2040		3,300	2,748
Nationwide Children’s Hospital, Inc.
4.556% due 11/01/2052	$	2,500	2,139

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

NBCUniversal Media LLC
4.450% due 01/15/2043 (i)	19,107	16,293
NetApp, Inc.
5.500% due 03/17/2032	1,345	1,375
5.700% due 03/17/2035	1,287	1,317
Netflix, Inc.
4.875% due 04/15/2028	1,295	1,305
4.900% due 08/15/2034	1,230	1,227
5.400% due 08/15/2054	4,005	3,850
Newmont Corp.
5.450% due 06/09/2044	14,200	13,969
Newmont Corp./Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	3,982	4,021
Norfolk Southern Corp.
4.100% due 05/15/2121 (i)	9,700	6,811
Northern Natural Gas Co.
3.400% due 10/16/2051	3,500	2,368
4.100% due 09/15/2042	14,000	11,357
4.300% due 01/15/2049	18,375	14,498
5.625% due 02/01/2054	1,500	1,443
Northern Star Resources Ltd.
6.125% due 04/11/2033	7,600	7,884
Northrop Grumman Corp.
3.850% due 04/15/2045	9,500	7,534
4.900% due 06/01/2034	150	149
Northwell Healthcare, Inc.
3.809% due 11/01/2049	14,900	10,644
Novartis Capital Corp.
4.000% due 11/20/2045	497	411
4.700% due 09/18/2054	100	88
4.900% due 03/18/2036	300	298
5.600% due 03/18/2046	1,100	1,111
NPC Ukrenergo
6.875% due 11/09/2028	800	779
NTT Finance Corp.
5.171% due 07/16/2032	4,800	4,801
5.259% due 11/01/2033 (b)	3,400	3,391
5.483% due 11/01/2036 (b)	9,400	9,370
5.502% due 07/16/2035	6,300	6,342
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.150% due 05/01/2027	1,800	1,782
Ochsner LSU Health System of North Louisiana
2.510% due 05/15/2031	5,600	4,809
ONEOK Partners LP
6.125% due 02/01/2041	12,217	12,551
6.200% due 09/15/2043	47,644	48,708
Oracle Corp.
3.600% due 04/01/2040	22,300	16,270
3.600% due 04/01/2050 (l)	28,506	17,348
3.650% due 03/25/2041	13,880	9,974
3.800% due 11/15/2037 (l)	8,405	6,719
3.850% due 04/01/2060 (l)	64,412	37,863
3.950% due 03/25/2051	17,100	10,949
4.000% due 07/15/2046 (l)	2,750	1,856
4.000% due 11/15/2047	62,830	41,902
4.100% due 03/25/2061	50,306	30,799
4.500% due 07/08/2044	1,400	1,046
4.700% due 09/27/2034	96	88
5.375% due 09/27/2054	13,040	10,236
5.500% due 09/27/2064	10,316	7,985
5.550% due 02/06/2053	35,400	28,539
5.875% due 09/26/2045 (l)	15,000	13,139
6.000% due 08/03/2055 (l)	24,100	20,535
6.100% due 09/26/2065 (l)	14,300	11,975
6.550% due 02/04/2046	12,500	11,790
6.700% due 02/04/2056	18,600	17,517
6.850% due 02/04/2066	18,500	17,231
6.900% due 11/09/2052 (l)	8,500	8,156
Orlando Health Obligated Group
3.327% due 10/01/2050	8,500	5,983
Ovintiv, Inc.
6.625% due 08/15/2037	3,310	3,544
Paramount Global
2.900% due 01/15/2027	1,100	1,087
6.875% due 04/30/2036	130	122
PeaceHealth Obligated Group
4.787% due 11/15/2048	2,200	1,909
Perrigo Finance Unlimited Co.
5.150% due 06/15/2030 (l)	8,300	7,988
Petroleos Mexicanos
6.700% due 02/16/2032 (l)	1,900	1,918
6.750% due 09/21/2047	39,095	33,494
6.950% due 01/28/2060	8,284	6,974
Pfizer Investment Enterprises Pte. Ltd.
5.110% due 05/19/2043	1,165	1,105
5.340% due 05/19/2063	125	115

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	1,535
4.125% due 03/04/2043	2,575	2,167
4.250% due 11/10/2044	24,400	20,520
4.375% due 11/15/2041	11,100	9,731
4.875% due 11/15/2043	2,500	2,274
Phillips 66
5.875% due 05/01/2042	700	710
Phillips 66 Co.
4.680% due 02/15/2045	1,994	1,709
Pioneer Natural Resources Co.
1.900% due 08/15/2030	14,227	12,772
7.200% due 01/15/2028	24,475	25,416
QatarEnergy
3.125% due 07/12/2041	200	151
3.300% due 07/12/2051	22,880	15,683
4.625% due 06/23/2029	20,270	20,146
Qatarenergy LNG S3
5.838% due 09/30/2027	1,484	1,491
6.332% due 09/30/2027	719	724
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.700% due 04/15/2036	29,500	28,059
Road Michigan Property Owner I LLC
7.500% due 03/30/2045	179,100	178,606
Rockies Express Pipeline LLC
7.500% due 07/15/2038	5,262	5,541
Rogers Communications, Inc.
3.800% due 03/15/2032 (l)	7,490	6,987
4.500% due 03/15/2042	1,333	1,133
4.550% due 03/15/2052	3,312	2,633
Roper Technologies, Inc.
4.900% due 10/15/2034	1,750	1,692
5.100% due 09/15/2035	675	656
Royal Caribbean Cruises Ltd.
5.375% due 01/15/2036	14,244	14,146
Royalty Pharma PLC
3.300% due 09/02/2040	8,584	6,662
3.550% due 09/02/2050	1,000	699
4.450% due 03/25/2031	4,400	4,328
5.200% due 09/25/2035	347	344
5.400% due 09/02/2034	340	343
5.950% due 09/25/2055	7,600	7,580
RTX Corp.
4.150% due 05/15/2045	1,200	995
4.450% due 11/16/2038	10,590	9,850
5.375% due 02/27/2053	12,574	12,049
6.100% due 03/15/2034 (l)	37,200	39,926
6.400% due 03/15/2054	33,912	37,249
S&P Global, Inc.
2.900% due 03/01/2032	51	46
3.250% due 12/01/2049	1,700	1,183
3.700% due 03/01/2052 (l)	2,701	2,004
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	20,182	20,051
4.500% due 05/15/2030	26,174	25,929
Salesforce, Inc.
2.700% due 07/15/2041	203	139
2.900% due 07/15/2051	1,595	930
5.550% due 03/15/2036	100	100
6.550% due 03/15/2056	900	901
Santos Finance Ltd.
3.649% due 04/29/2031	35,700	33,406
5.750% due 11/13/2035	5,172	5,216
6.875% due 09/19/2033	25,000	27,178
Saudi Arabian Oil Co.
3.250% due 11/24/2050	14,600	9,537
3.500% due 11/24/2070	19,600	11,990
5.250% due 07/17/2034	3,800	3,829
5.750% due 07/17/2054	5,200	4,929
5.875% due 07/17/2064	6,400	6,013
6.000% due 02/02/2056	25,100	24,383
Seagate Data Storage Technology Pte. Ltd.
4.125% due 01/15/2031	1,263	1,202
9.625% due 12/01/2032	1,790	1,974
Sekisui House U.S., Inc.
3.966% due 08/06/2061 (l)	10,300	6,817
ServiceNow, Inc.
6.300% due 05/15/2056	200	204
Sherwin-Williams Co.
4.500% due 06/01/2047	1,457	1,226
Skyworks Solutions, Inc.
3.000% due 06/01/2031	21,130	18,962
Snam SpA
6.500% due 05/28/2055	8,900	9,413
South Bow USA Infrastructure Holdings LLC
6.176% due 10/01/2054	3,900	3,733

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Southern Co.
3.750% due 09/15/2051 •		13,400	13,381
4.250% due 07/01/2036		5,100	4,720
4.850% due 03/15/2035		2,858	2,792
Southern Natural Gas Co. LLC
8.000% due 03/01/2032		8,346	9,536
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		800	798
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		4,510	4,377
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% due 09/20/2029		7,735	7,757
Stryker Corp.
2.900% due 06/15/2050		7,400	4,836
4.625% due 09/11/2034		7,226	7,071
4.625% due 03/15/2046		6,475	5,709
5.200% due 02/10/2035		13,050	13,196
Suncor Energy, Inc.
7.000% due 11/15/2028		17,772	18,623
Sutter Health
3.161% due 08/15/2040		1,950	1,517
3.361% due 08/15/2050		2,600	1,833
5.164% due 08/15/2033		3,500	3,542
5.547% due 08/15/2053		2,600	2,563
Synopsys, Inc.
5.700% due 04/01/2055		4,956	4,810
Sysco Corp.
4.950% due 03/25/2036		10,000	9,628
T-Mobile USA, Inc.
2.050% due 02/15/2028		11,280	10,842
2.550% due 02/15/2031 (l)		10,400	9,439
2.700% due 03/15/2032		7,674	6,823
3.300% due 02/15/2051		47,092	30,740
3.400% due 10/15/2052		31,800	20,862
3.500% due 04/15/2031		958	904
3.600% due 11/15/2060		47,797	30,964
3.750% due 04/15/2027		5,020	4,995
4.375% due 04/15/2040		18,284	16,137
4.500% due 04/15/2050 (l)		52,300	42,243
4.950% due 11/15/2035		12,883	12,608
5.250% due 06/15/2055		11,300	10,023
5.500% due 01/15/2055		3,600	3,307
5.650% due 01/15/2053 (l)		29,000	27,234
5.700% due 01/15/2056		26,500	25,099
5.750% due 01/15/2054		10,000	9,554
5.800% due 09/15/2062		9,300	8,935
5.875% due 11/15/2055		16,025	15,616
6.000% due 06/15/2054		8,023	7,937
Tapestry, Inc.
5.100% due 03/11/2030		3,885	3,916
5.500% due 03/11/2035		10,885	10,966
Targa Resources Corp.
5.500% due 02/15/2035		1,390	1,404
6.125% due 05/15/2055		3,918	3,913
6.250% due 07/01/2052		14,300	14,543
6.500% due 02/15/2053		3,000	3,142
TD SYNNEX Corp.
2.375% due 08/09/2028		9,200	8,752
2.650% due 08/09/2031		2,450	2,184
Telefonica Emisiones SA
4.895% due 03/06/2048		16,000	13,530
5.213% due 03/08/2047		14,700	13,057
5.520% due 03/01/2049		1,685	1,552
7.045% due 06/20/2036 (l)		12,197	13,489
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,500	4,217
7.625% due 04/01/2037		320	375
Texas Eastern Transmission LP
4.150% due 01/15/2048		400	315
Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	2,613	3,682
9.750% due 10/10/2027 «		606	854
Thomas Jefferson University
3.847% due 11/01/2057	$	4,754	3,391
Time Warner Cable Enterprises LLC
8.375% due 07/15/2033		18,420	20,425
Time Warner Cable LLC
4.500% due 09/15/2042		18,500	13,953
5.500% due 09/01/2041		14,300	12,243
5.875% due 11/15/2040		5,200	4,653
6.550% due 05/01/2037		7,306	7,246
6.750% due 06/15/2039		52,495	51,411
7.300% due 07/01/2038		1,660	1,708
Topaz Solar Farms LLC
4.875% due 09/30/2039		4,008	3,557

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

TotalEnergies Capital SA
5.425% due 09/10/2064 (i)		9,847	9,238
TR Finance LLC
5.650% due 11/23/2043		10,791	10,629
Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050		23,200	17,856
5.400% due 08/15/2041		21,385	20,822
5.750% due 03/15/2056		7,300	7,200
Trustees of the University of Pennsylvania
4.674% due 09/01/2112		2,500	2,065
Trustees of Tufts College
5.017% due 04/15/2112		3,000	2,595
TTX Co.
4.600% due 02/01/2049		3,700	3,226
Uber Technologies, Inc.
4.800% due 09/15/2034		908	891
5.350% due 09/15/2054		1,200	1,121
UMass Memorial Health Care Obligated Group
5.363% due 07/01/2052		1,900	1,757
Union Pacific Corp.
2.891% due 04/06/2036		161	136
3.250% due 02/05/2050		593	408
3.550% due 05/20/2061		22,710	15,385
3.750% due 02/05/2070		7,987	5,450
3.799% due 04/06/2071		12,500	8,601
3.950% due 08/15/2059		10	7
United Airlines Pass-Through Trust
2.700% due 11/01/2033		2,682	2,449
3.100% due 01/07/2030		18,916	18,535
3.100% due 04/07/2030		2,459	2,361
3.450% due 06/01/2029		1,601	1,571
3.450% due 01/07/2030		586	568
3.500% due 09/01/2031		2,980	2,877
3.750% due 03/03/2028		3,918	3,915
4.150% due 02/25/2033		6,664	6,479
4.550% due 02/25/2033		10,484	10,124
5.450% due 08/15/2038		36,838	37,570
5.875% due 04/15/2029		14,562	14,742
UnitedHealth Group, Inc.
3.050% due 05/15/2041		20,011	15,106
3.250% due 05/15/2051		21,500	14,488
3.700% due 08/15/2049		6,411	4,735
3.875% due 08/15/2059		700	501
4.200% due 01/15/2047		285	233
4.750% due 05/15/2052		500	429
4.950% due 05/15/2062		5,000	4,283
5.150% due 07/15/2034		18,552	18,727
5.200% due 04/15/2063		77,307	69,230
5.300% due 06/15/2035 (l)		5,560	5,665
5.375% due 04/15/2054		16,349	15,403
5.500% due 07/15/2044		20,941	20,522
5.625% due 07/15/2054		17,345	16,973
5.750% due 07/15/2064 (l)		31,088	30,393
5.875% due 02/15/2053		2,000	2,012
UPMC
5.377% due 05/15/2043		3,000	2,888
Vale Overseas Ltd.
3.750% due 07/08/2030		2,285	2,179
Valero Energy Corp.
5.150% due 03/10/2036		750	739
Var Energi ASA
8.000% due 11/15/2032		9,800	11,131
VeriSign, Inc.
2.700% due 06/15/2031		15,400	13,835
Verisk Analytics, Inc.
3.625% due 05/15/2050		11,900	8,430
Viper Energy Partners LLC
4.900% due 08/01/2030		1,300	1,296
5.700% due 08/01/2035		7,201	7,319
VMware LLC
1.800% due 08/15/2028		5,600	5,299
4.700% due 05/15/2030		24,200	24,252
Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		3,500	3,512
5.050% due 03/27/2028		6,700	6,730
Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	2,450	2,732
Walt Disney Co.
2.750% due 09/01/2049	$	3,406	2,118
3.500% due 05/13/2040		155	127
3.800% due 05/13/2060		8,354	6,048
4.750% due 09/15/2044		1,600	1,438
Weir Group, Inc.
5.350% due 05/06/2030		5,000	5,045
West Virginia United Health System Obligated Group
3.129% due 06/01/2050		4,400	2,837

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Western & Southern Life Insurance Co.
3.750% due 04/28/2061		24,300	16,425
5.150% due 01/15/2049		16,000	14,388
Western Midstream Operating LP
5.300% due 03/01/2048		7,700	6,709
5.450% due 04/01/2044		155	141
Williams Cos., Inc.
5.300% due 09/30/2035		10,850	10,828
5.300% due 08/15/2052		10,250	9,368
5.600% due 03/15/2035		11,401	11,637
5.800% due 11/15/2054		2,641	2,584
6.000% due 03/15/2055		4,947	4,954
8.750% due 03/15/2032		1,710	2,025
Woodside Finance Ltd.
4.500% due 03/04/2029		3,809	3,788
5.100% due 09/12/2034		14,490	14,250
5.400% due 05/19/2030		6,500	6,608
5.700% due 05/19/2032		2,940	3,027
5.700% due 09/12/2054		20,800	19,944
6.000% due 05/19/2035		14,000	14,547
Workday, Inc.
3.800% due 04/01/2032 (l)		22,784	21,223
Yale University
2.402% due 04/15/2050		6,900	4,152
Yara International ASA
3.148% due 06/04/2030		4,800	4,496
Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	3,300	3,687
4.250% due 08/15/2035	$	1,681	1,547
5.200% due 09/15/2034		15,053	15,085
5.500% due 02/19/2035		11,000	11,203
Zoetis, Inc.
3.950% due 09/12/2047		9,000	7,037
4.450% due 08/20/2048		6,740	5,643

			8,774,001

UTILITIES 14.9%
AEP Texas, Inc.
3.450% due 05/15/2051		7,000	4,736
4.150% due 05/01/2049		14,400	11,104
5.700% due 05/15/2034		2,900	2,994
5.850% due 10/15/2055		100	98
6.650% due 02/15/2033		1,000	1,081
AES Corp.
3.950% due 07/15/2030		7,000	6,708
5.450% due 06/01/2028		2,019	2,042
Alabama Power Co.
3.125% due 07/15/2051		1,300	860
3.450% due 10/01/2049		3,600	2,556
3.700% due 12/01/2047		100	75
3.850% due 12/01/2042		2,950	2,413
3.940% due 09/01/2032		5,500	5,275
4.300% due 07/15/2048		8,700	7,132
5.200% due 06/01/2041		200	196
Alliant Energy Finance LLC
3.600% due 03/01/2032		13,500	12,536
Ameren Illinois Co.
2.900% due 06/15/2051		32,500	20,608
3.250% due 03/15/2050		7,600	5,221
3.700% due 12/01/2047		2,200	1,670
4.150% due 03/15/2046		5,451	4,469
5.900% due 12/01/2052		6,275	6,439
American Electric Power Co., Inc.
3.875% due 02/15/2062 •		7,938	7,855
American Transmission Systems, Inc.
5.000% due 09/01/2044		13,395	12,260
American Water Capital Corp.
3.750% due 09/01/2047		5,000	3,833
4.300% due 12/01/2042		8,700	7,561
Anglian Water Services Financing PLC
6.000% due 06/20/2039	GBP	2,900	3,691
Appalachian Power Co.
4.400% due 05/15/2044	$	8,350	7,072
4.450% due 06/01/2045		2,000	1,667
4.500% due 08/01/2032		3,800	3,730
5.800% due 10/01/2035		2,176	2,249
6.375% due 04/01/2036		5,146	5,477
6.700% due 08/15/2037		3,600	3,926
7.000% due 04/01/2038		5,478	6,128
Arizona Public Service Co.
3.500% due 12/01/2049		7,100	4,971
4.500% due 04/01/2042		6,104	5,336
AT&T, Inc.
3.150% due 09/04/2036	EUR	2,800	2,995
3.500% due 09/15/2053	$	57,538	37,380

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

3.550% due 09/15/2055	125,873	81,116
3.650% due 06/01/2051	7,197	4,897
3.650% due 09/15/2059	277,054	177,206
3.800% due 12/01/2057	215,680	144,059
3.850% due 06/01/2060	30,321	20,267
4.300% due 12/15/2042	175	145
4.350% due 06/15/2045	1,147	922
4.500% due 03/09/2048	100	80
5.350% due 09/01/2040	4,267	4,129
5.850% due 04/30/2046	9,900	9,544
6.000% due 04/30/2056	12,400	11,992
6.050% due 08/15/2056	3,607	3,505
6.300% due 10/30/2066	5,000	4,959
Atmos Energy Corp.
2.850% due 02/15/2052	7,836	4,884
3.375% due 09/15/2049	5,000	3,521
4.125% due 03/15/2049	5,300	4,258
4.300% due 10/01/2048	6,200	5,143
Avista Corp.
4.000% due 04/01/2052	12,800	9,696
Baltimore Gas & Electric Co.
2.900% due 06/15/2050	1,681	1,060
3.200% due 09/15/2049	2,400	1,618
Basin Electric Power Cooperative
5.850% due 10/15/2055	22,200	21,739
Berkshire Hathaway Energy Co.
4.250% due 10/15/2050	3,400	2,714
4.450% due 01/15/2049	24,790	20,394
4.500% due 02/01/2045	580	497
4.600% due 05/01/2053	11,800	9,862
6.125% due 04/01/2036	5,200	5,551
Black Hills Corp.
4.200% due 09/15/2046	4,284	3,416
6.000% due 01/15/2035	5,625	5,860
Boston Gas Co.
4.487% due 02/15/2042	7,784	6,683
5.843% due 01/10/2035	3,000	3,127
6.119% due 07/20/2053	21,140	21,125
Brooklyn Union Gas Co.
4.487% due 03/04/2049	7,500	6,032
CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050	4,400	2,847
3.350% due 04/01/2051	19,000	13,276
3.600% due 03/01/2052	16,270	11,847
4.950% due 04/01/2033	7,000	7,036
Cleco Power LLC
6.000% due 12/01/2040	18,175	18,559
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,274
CMS Energy Corp.
4.700% due 03/31/2043	3,837	3,293
Columbia Pipelines Operating Co. LLC
5.695% due 10/01/2054	10,000	9,555
6.497% due 08/15/2043	4,675	4,991
6.544% due 11/15/2053	12,300	13,112
6.714% due 08/15/2063	9,800	10,707
Commonwealth Edison Co.
3.000% due 03/01/2050 (i)	8,539	5,541
3.125% due 03/15/2051	19,200	12,638
3.850% due 03/15/2052	8,400	6,226
Connecticut Light & Power Co.
2.050% due 07/01/2031	4,845	4,283
4.000% due 04/01/2048	1,300	1,038
4.300% due 04/15/2044	13,009	11,058
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	6,480	3,832
3.600% due 06/15/2061	16,585	11,289
4.125% due 05/15/2049	18,110	14,318
4.200% due 03/15/2042	5,000	4,238
4.300% due 12/01/2056	1,270	1,003
4.500% due 05/15/2058	29,031	23,573
5.700% due 06/15/2040	4,900	5,009
Constellation Energy Generation LLC
5.600% due 06/15/2042	21,664	21,373
5.750% due 03/15/2054	7,627	7,530
5.800% due 03/01/2033	8,852	9,242
5.875% due 01/15/2066	2,000	1,956
6.250% due 10/01/2039	12,875	13,601
6.500% due 10/01/2053	6,980	7,495
Consumers Energy Co.
4.050% due 05/15/2048	8,100	6,487
4.100% due 11/15/2045	2,150	1,736
4.350% due 04/15/2049	14,000	11,576
Dayton Power & Light Co.
3.950% due 06/15/2049	11,000	8,379

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Dominion Energy, Inc.
2.250% due 08/15/2031	8,877	7,856
4.850% due 08/15/2052	7,800	6,729
DTE Electric Co.
3.250% due 04/01/2051	8,400	5,729
3.650% due 03/01/2052	5,600	4,097
4.300% due 07/01/2044	9,150	7,806
5.400% due 04/01/2053	10,000	9,613
Duke Energy Carolinas LLC
2.850% due 03/15/2032	3,600	3,264
3.200% due 08/15/2049	16,000	10,889
3.450% due 04/15/2051	5,600	3,956
3.550% due 03/15/2052	8,000	5,712
3.700% due 12/01/2047	15,355	11,557
3.750% due 06/01/2045	4,468	3,479
3.875% due 03/15/2046	2,034	1,590
3.950% due 03/15/2048	9,915	7,734
4.000% due 09/30/2042	3,500	2,918
4.250% due 12/15/2041	26,500	23,012
4.850% due 01/15/2034	910	906
5.350% due 01/15/2053	12,014	11,369
5.400% due 01/15/2054	1,776	1,693
Duke Energy Corp.
3.500% due 06/15/2051	6,750	4,607
3.950% due 08/15/2047	4,670	3,569
4.200% due 06/15/2049	5,000	3,912
6.100% due 09/15/2053	2,657	2,705
Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	6,133
5.650% due 04/01/2040	6,000	6,130
Duke Energy Indiana LLC
4.900% due 07/15/2043	2,000	1,851
5.400% due 04/01/2053	7,350	6,918
Duke Energy Ohio, Inc.
5.650% due 04/01/2053	2,000	1,960
Duke Energy Progress LLC
2.500% due 08/15/2050	25,000	14,593
3.600% due 09/15/2047	44,900	33,227
4.000% due 04/01/2052	3,687	2,822
4.100% due 03/15/2043	6,026	5,027
5.250% due 03/15/2033	9,850	10,050
5.350% due 03/15/2053	9,300	8,788
5.550% due 03/15/2055	3,953	3,840
Duquesne Light Holdings, Inc.
2.532% due 10/01/2030	1,401	1,256
E.ON International Finance BV
6.650% due 04/30/2038	1,520	1,675
Edison International
6.250% due 03/15/2030	6,400	6,578
8.125% due 06/15/2053 •(l)	7,200	7,402
Electricite de France SA
4.500% due 12/04/2069	7,600	5,447
4.950% due 10/13/2045	19,324	16,993
5.000% due 09/21/2048	12,622	10,884
6.000% due 04/22/2064	33,874	32,438
6.000% due 01/22/2114 (l)	17,924	16,857
6.125% due 04/22/2056	12,000	11,846
6.250% due 04/22/2066	13,400	13,246
6.900% due 05/23/2053	8,492	9,205
Emera U.S. Finance LLC
4.500% due 04/01/2029	11,200	11,125
5.200% due 04/01/2033	2,300	2,291
Enel Finance America LLC
2.875% due 07/12/2041	2,000	1,417
ENEL Finance International NV
4.750% due 05/25/2047	24,780	20,891
7.750% due 10/14/2052	7,000	8,402
Entergy Arkansas LLC
2.650% due 06/15/2051	9,375	5,543
3.350% due 06/15/2052	7,400	5,002
4.200% due 04/01/2049	5,800	4,658
4.950% due 01/15/2036	8,890	8,725
5.750% due 06/01/2054	10,000	9,994
Entergy Corp.
3.750% due 06/15/2050 (l)	13,000	9,505
Entergy Mississippi LLC
3.500% due 06/01/2051	1,500	1,053
5.000% due 09/01/2033	6,800	6,816
5.050% due 04/15/2036	8,100	7,967
Entergy Texas, Inc.
4.500% due 03/30/2039	4,000	3,654
5.000% due 09/15/2052	11,900	10,652
5.800% due 09/01/2053	2,200	2,193
Esentia Energy Development SAB de CV
6.125% due 07/30/2033	1,500	1,497

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Evergy Kansas Central, Inc.
3.450% due 04/15/2050		8,300	5,868
5.250% due 03/15/2035		3,669	3,693
5.700% due 03/15/2053		6,500	6,495
Evergy Metro, Inc.
4.125% due 04/01/2049		15,431	12,417
4.200% due 06/15/2047		1,200	978
4.200% due 03/15/2048		2,000	1,610
Evergy, Inc.
6.650% due 06/01/2055 •		1,000	1,026
Eversource Energy
4.450% due 12/15/2030		3,700	3,638
5.125% due 05/15/2033		3,976	3,980
Exelon Corp.
5.600% due 03/15/2053		5,103	4,896
Fells Point Funding Trust
3.046% due 01/31/2027		20,000	19,819
FirstEnergy Corp.
3.400% due 03/01/2050		7,500	5,109
FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,600	2,499
5.450% due 07/15/2044		10,100	9,655
Florida Power & Light Co.
2.875% due 12/04/2051		1,100	690
3.700% due 12/01/2047		16,800	12,743
3.950% due 03/01/2048		152	120
4.050% due 10/01/2044		4,200	3,464
5.100% due 04/01/2033		1,440	1,459
5.600% due 06/15/2054		100	98
5.600% due 02/15/2066		10,000	9,635
5.700% due 03/15/2055		5,215	5,204
FORESEA Holding SA
7.500% due 06/15/2030		1,851	1,828
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	200	193
2.950% due 01/27/2029 (i)	$	21,000	17,115
Georgia Power Co.
3.250% due 03/15/2051		19,600	13,318
4.750% due 09/01/2040		1,425	1,339
5.125% due 05/15/2052 (l)		30,600	28,447
5.400% due 06/01/2040		9,085	9,186
Idaho Power Co.
4.850% due 08/15/2040		8,000	7,360
Indiana Michigan Power Co.
3.250% due 05/01/2051		19,500	13,123
4.250% due 08/15/2048		5,570	4,508
4.550% due 03/15/2046		500	430
5.625% due 04/01/2053		12,733	12,518
Indianapolis Power & Light Co.
5.650% due 12/01/2032		30,000	31,097
5.700% due 04/01/2054		3,600	3,543
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	5,322
IPALCO Enterprises, Inc.
4.250% due 05/01/2030		14,524	14,111
Jersey Central Power & Light Co.
2.750% due 03/01/2032		7,645	6,841
5.150% due 01/15/2036		10,000	9,960
6.150% due 06/01/2037		8,562	9,070
Kentucky Utilities Co.
3.300% due 06/01/2050		4,910	3,356
4.375% due 10/01/2045		7,100	6,004
5.125% due 11/01/2040		14,500	14,062
KeySpan Gas East Corp.
3.586% due 01/18/2052		12,700	8,599
Liberty Utilities Co.
5.869% due 01/31/2034		10,000	10,250
Louisville Gas & Electric Co.
4.250% due 04/01/2049		1,530	1,243
5.450% due 04/15/2033		15,000	15,433
Massachusetts Electric Co.
5.867% due 02/26/2054		9,100	9,004
MidAmerican Energy Co.
2.700% due 08/01/2052		1,000	616
3.150% due 04/15/2050		1,200	809
3.650% due 08/01/2048		6,000	4,465
3.950% due 08/01/2047		8,262	6,484
4.250% due 07/15/2049		5,300	4,322
4.400% due 10/15/2044		500	428
5.300% due 02/01/2055		17,000	16,002
5.350% due 01/15/2034		5,000	5,128
5.500% due 11/15/2056		15,000	14,434
5.850% due 09/15/2054		20,822	21,129
Midwest Connector Capital Co. LLC
4.625% due 04/01/2029		12,200	12,128

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Mississippi Power Co.
3.100% due 07/30/2051		18,550	12,113
4.250% due 03/15/2042		7,400	6,316
Monongahela Power Co.
5.400% due 12/15/2043		9,061	8,649
National Grid Electricity Distribution East Midlands PLC
3.949% due 09/20/2032 (i)	EUR	9,700	11,366
National Grid PLC
5.809% due 06/12/2033	$	4,620	4,813
Nevada Power Co.
6.000% due 03/15/2054		5,000	5,070
New York State Electric & Gas Corp.
3.300% due 09/15/2049		10,200	7,005
NextEra Energy Capital Holdings, Inc.
5.850% due 03/01/2056		5,000	4,931
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	3,149
5.664% due 01/17/2054		1,665	1,589
5.783% due 09/16/2052		18,550	18,093
5.996% due 07/03/2055		7,800	7,762
NiSource, Inc.
3.950% due 03/30/2048 (l)		6,830	5,233
4.375% due 05/15/2047		14,845	12,226
5.650% due 02/01/2045		6,040	5,936
5.800% due 02/01/2042		6,723	6,735
Northern States Power Co.
3.200% due 04/01/2052		1,400	962
4.500% due 06/01/2052		6,800	5,740
5.400% due 03/15/2054		6,881	6,608
NSTAR Electric Co.
4.400% due 03/01/2044		1,500	1,295
4.550% due 06/01/2052		5,900	4,988
4.950% due 09/15/2052		9,200	8,238
Oglethorpe Power Corp.
3.750% due 08/01/2050		10,600	7,615
4.500% due 04/01/2047		36,100	29,994
5.050% due 10/01/2048		28,500	25,380
5.250% due 09/01/2050		25,000	22,825
Ohio Edison Co.
5.500% due 01/15/2033		4,000	4,109
6.875% due 07/15/2036		3,500	3,937
8.250% due 10/15/2038		1,000	1,268
Ohio Power Co.
5.000% due 06/01/2033		3,600	3,592
Oklahoma Gas & Electric Co.
5.850% due 06/01/2040		4,000	4,097
Oncor Electric Delivery Co. LLC
2.700% due 11/15/2051		7,204	4,289
3.100% due 09/15/2049		6,000	3,949
4.100% due 11/15/2048		421	335
4.600% due 06/01/2052		8,700	7,368
4.950% due 09/15/2052		2,644	2,350
5.250% due 09/30/2040		15,100	14,735
5.300% due 06/01/2042		600	582
5.900% due 03/15/2056		8,800	8,945
7.250% due 01/15/2033		1,900	2,145
7.500% due 09/01/2038		2,590	3,084
ONEOK, Inc.
4.450% due 09/01/2049		5,900	4,718
4.950% due 07/13/2047		4,900	4,222
5.050% due 11/01/2034		10,775	10,543
5.200% due 07/15/2048		44,323	39,321
5.450% due 06/01/2047		20,500	18,832
5.700% due 11/01/2054		20,016	18,598
5.850% due 11/01/2064		29,294	27,395
6.625% due 09/01/2053		5,035	5,281
Orange SA
4.750% due 01/13/2033		11,700	11,482
5.000% due 01/13/2036		7,900	7,720
Pacific Gas & Electric Co.
2.500% due 02/01/2031		22,900	20,554
3.250% due 06/01/2031		9,400	8,674
3.300% due 03/15/2027		4,910	4,867
3.300% due 12/01/2027		8,000	7,852
3.300% due 08/01/2040		11,300	8,480
3.500% due 08/01/2050		68,788	45,927
3.750% due 08/15/2042		18,181	13,775
3.950% due 12/01/2047		12,183	8,933
4.000% due 12/01/2046		22,370	16,723
4.200% due 06/01/2041		2,000	1,642
4.250% due 03/15/2046		26,543	20,567
4.300% due 03/15/2045		9,100	7,187
4.500% due 07/01/2040		22,679	19,529
4.500% due 12/15/2041		27,149	22,414
4.600% due 06/15/2043		19,804	16,512
4.650% due 08/01/2028		12,000	11,971

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

4.750% due 02/15/2044	15,157	12,861
4.950% due 07/01/2050	32,577	27,216
5.250% due 03/01/2052	2,000	1,736
5.700% due 03/01/2035	10,000	10,108
6.000% due 08/15/2035	16,000	16,502
6.100% due 10/15/2055	17,500	16,951
6.150% due 03/01/2055	28,100	27,434
6.300% due 08/15/2056	10,600	10,565
6.700% due 04/01/2053	37,196	38,719
PacifiCorp
2.700% due 09/15/2030	1,200	1,103
2.900% due 06/15/2052	24,856	14,878
3.300% due 03/15/2051	17,431	11,409
4.100% due 02/01/2042	2,419	1,961
4.125% due 01/15/2049	6,400	4,871
4.150% due 02/15/2050	10,445	7,940
5.300% due 02/15/2031	3,800	3,858
5.350% due 12/01/2053	27,100	24,326
5.450% due 04/15/2033	9,300	9,444
5.450% due 02/15/2034	11,800	11,941
5.500% due 05/15/2054	15,008	13,771
5.800% due 04/15/2036	8,000	8,214
5.800% due 01/15/2055	17,437	16,642
6.250% due 10/15/2037	14,040	14,757
6.350% due 07/15/2038	4,000	4,198
7.375% due 09/15/2055 •	6,500	6,571
PECO Energy Co.
2.800% due 06/15/2050	6,500	4,070
4.150% due 10/01/2044	8,900	7,419
4.600% due 05/15/2052	9,400	7,945
4.800% due 10/15/2043	1,185	1,056
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	14,100	9,825
4.875% due 07/17/2049	11,200	9,049
6.250% due 01/25/2049	1,200	1,172
PG&E Recovery Funding LLC
5.231% due 06/01/2042	5,000	4,988
5.256% due 01/15/2040	5,000	5,091
5.536% due 07/15/2049	8,000	7,922
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	9,095	6,209
5.050% due 05/15/2052	5,000	4,490
5.100% due 02/15/2035	401	400
Plains All American Pipeline LP/PAA Finance Corp.
5.150% due 06/01/2042	300	276
5.700% due 09/15/2034	15,750	16,098
6.650% due 01/15/2037	2,329	2,514
6.700% due 05/15/2036	3,073	3,347
PPL Electric Utilities Corp.
3.000% due 10/01/2049	16,700	11,047
5.200% due 07/15/2041	5,500	5,348
Progress Energy, Inc.
7.750% due 03/01/2031	5,000	5,596
Public Service Co. of Colorado
3.200% due 03/01/2050	10,500	7,071
3.800% due 06/15/2047	5,000	3,836
3.950% due 03/15/2043	1,500	1,203
4.100% due 06/15/2048	8,626	6,908
4.300% due 03/15/2044	3,600	3,018
4.500% due 06/01/2052	4,600	3,797
5.250% due 04/01/2053	10,000	9,208
5.350% due 05/15/2034	15,000	15,229
5.750% due 05/15/2054	9,700	9,627
5.850% due 05/15/2055	18,541	18,592
6.250% due 09/01/2037	700	752
Public Service Co. of New Hampshire
3.600% due 07/01/2049	4,700	3,456
Public Service Co. of Oklahoma
3.150% due 08/15/2051	2,300	1,503
6.625% due 11/15/2037	1,135	1,231
Public Service Electric & Gas Co.
4.850% due 08/01/2034	5,902	5,861
Puget Energy, Inc.
4.100% due 06/15/2030	4,902	4,746
Puget Sound Energy, Inc.
4.223% due 06/15/2048	3,800	3,079
5.448% due 06/01/2053	4,400	4,221
Rio Oil Finance Trust
9.750% due 01/06/2027	1,259	1,278
RWE Finance U.S. LLC
5.125% due 09/18/2035	5,000	4,881
5.875% due 09/18/2055	10,135	9,753
San Diego Gas & Electric Co.
1.700% due 10/01/2030	1,928	1,706
2.950% due 08/15/2051	17,824	11,373
3.320% due 04/15/2050	10,305	7,030

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

3.700% due 03/15/2052		15,130	10,895
3.750% due 06/01/2047		7,550	5,721
3.950% due 11/15/2041		1,968	1,632
4.100% due 06/15/2049		18,761	14,646
4.150% due 05/15/2048		12,140	9,662
4.300% due 04/01/2042		5,097	4,269
4.500% due 08/15/2040		2,600	2,347
5.200% due 03/15/2036		9,264	9,224
5.350% due 04/01/2053		39,296	36,731
5.400% due 04/15/2035		9,915	10,079
5.550% due 04/15/2054		4,500	4,342
6.000% due 06/01/2039		3,357	3,541
Saudi Electricity Global Sukuk Co. 2
5.060% due 04/08/2043		22,700	21,649
Saudi Electricity Global Sukuk Co. 3
5.500% due 04/08/2044		27,700	27,406
SCE Recovery Funding LLC
5.112% due 12/14/2049		3,000	2,796
5.341% due 03/15/2047		9,600	9,500
Sempra
3.250% due 06/15/2027		1,100	1,087
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~		37,900	38,079
6.000% due 10/15/2039		15,145	15,546
6.375% due 04/01/2056 •		20,700	20,920
Shell Finance U.S., Inc.
5.125% due 10/15/2041		30,145	29,047
Sierra Pacific Power Co.
5.900% due 03/15/2054		13,656	13,745
Southern California Edison Co.
2.750% due 02/01/2032		6,800	6,052
2.950% due 02/01/2051		13,000	7,853
3.450% due 02/01/2052		14,000	9,255
3.650% due 02/01/2050		12,765	8,838
3.650% due 06/01/2051		31,200	21,477
3.900% due 12/01/2041		42,994	33,627
3.900% due 03/15/2043		6,655	5,105
4.000% due 04/01/2047		106,850	79,722
4.050% due 03/15/2042		3,834	3,035
4.125% due 03/01/2048		26,468	19,969
4.650% due 10/01/2043		41,350	35,025
4.875% due 03/01/2049		17,583	14,728
5.150% due 06/01/2029		9,890	9,996
5.200% due 06/01/2034		9,400	9,320
5.750% due 04/01/2035		8,073	8,181
5.900% due 03/01/2055		413	395
6.000% due 01/15/2034		5,900	6,122
6.050% due 03/15/2039		12,000	12,220
6.200% due 09/15/2055		17,400	17,314
6.650% due 04/01/2029		6,995	7,257
Southern California Gas Co.
3.750% due 09/15/2042		4,900	3,885
3.950% due 02/15/2050		8,127	6,140
4.300% due 01/15/2049		1,942	1,564
5.050% due 09/01/2034		17,850	17,876
5.125% due 11/15/2040		1,300	1,262
5.200% due 06/01/2033		3,500	3,555
5.600% due 04/01/2054		9,785	9,406
6.000% due 06/15/2055		1,047	1,062
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		15,925	13,275
5.875% due 03/15/2041		7,500	7,712
Southern Power Co.
5.250% due 07/15/2043		1,000	945
Southwest Gas Corp.
4.050% due 03/15/2032		11,261	10,765
Southwestern Electric Power Co.
2.750% due 10/01/2026		900	897
3.250% due 11/01/2051		550	362
3.850% due 02/01/2048		24,272	18,127
5.300% due 04/01/2033		7,000	7,108
6.200% due 03/15/2040		14,340	15,015
Southwestern Public Service Co.
3.150% due 05/01/2050		18,050	11,878
3.700% due 08/15/2047		3,465	2,601
3.750% due 06/15/2049		4,000	2,952
4.400% due 11/15/2048		1,000	820
4.500% due 08/15/2041		3,900	3,448
5.150% due 06/01/2052		13,000	11,208
6.000% due 10/01/2036		2,000	2,059
6.000% due 06/01/2054		13,170	13,312
SW Finance I PLC
7.000% due 04/16/2040	GBP	19,300	24,444
System Energy Resources, Inc.
5.300% due 12/15/2034	$	4,100	4,093
6.000% due 04/15/2028		5,000	5,113

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Tampa Electric Co.
4.450% due 06/15/2049	18,500	15,410
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% due 02/01/2031	12,690	12,646
Toledo Edison Co.
2.650% due 05/01/2028	16,667	15,957
6.150% due 05/15/2037	4,900	5,259
Union Electric Co.
3.900% due 09/15/2042	5,682	4,670
3.900% due 04/01/2052	31,000	23,539
5.125% due 03/15/2055	8,300	7,578
5.450% due 03/15/2053	15,600	14,961
Verizon Communications, Inc.
2.875% due 11/20/2050	399	244
2.987% due 10/30/2056	30,121	17,751
3.000% due 11/20/2060	500	286
3.400% due 03/22/2041 (l)	9,932	7,681
3.550% due 03/22/2051	100	70
3.700% due 03/22/2061	2,000	1,339
3.850% due 11/01/2042	14,860	11,867
3.875% due 03/01/2052 (l)	29,380	21,567
4.272% due 01/15/2036	970	894
4.862% due 08/21/2046	6,565	5,714
5.000% due 01/15/2036	16,525	16,123
5.050% due 05/09/2033	65	66
5.500% due 02/23/2054	102	96
5.750% due 11/30/2045	12,100	11,768
5.875% due 11/30/2055	8,600	8,349
6.000% due 11/30/2065	11,505	11,160
Virginia Electric & Power Co.
3.800% due 09/15/2047	12,700	9,709
4.000% due 11/15/2046	10,600	8,400
4.600% due 12/01/2048	4,744	4,045
5.450% due 04/01/2053	6,500	6,210
5.600% due 09/15/2055	9,675	9,397
5.700% due 03/15/2056	10,000	9,829
6.000% due 05/15/2037	400	421
Vistra Operations Co. LLC
5.350% due 01/31/2036	27,303	26,769
5.700% due 12/30/2034	3,000	3,034
6.000% due 04/15/2034	4,100	4,225
6.950% due 10/15/2033	5,067	5,516
Vodafone Group PLC
5.750% due 06/28/2054 (l)	13,673	12,916
5.875% due 06/28/2064	17,754	16,803
6.250% due 11/30/2032	2,650	2,806
7.000% due 04/04/2079 •	5,700	5,914
Wisconsin Public Service Corp.
2.850% due 12/01/2051	18,029	11,191
3.300% due 09/01/2049	3,100	2,149
3.671% due 12/01/2042	5,210	4,132
Xcel Energy, Inc.
4.600% due 06/01/2032	9,171	9,010
6.500% due 07/01/2036	6,900	7,467

		4,508,326

Total Corporate Bonds & Notes (Cost $22,900,937)		20,775,127

MUNICIPAL BONDS & NOTES 1.9%
CALIFORNIA 0.7%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	7,000	7,814
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	4,800	5,010
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	28,895	32,420
7.043% due 04/01/2050	11,806	13,425
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,390	4,599
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	2,572
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,840	5,508
7.550% due 04/01/2039	3,607	4,286
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	7,575	8,956
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	8,680	9,633
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,164
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	590	539
3.714% due 06/01/2041	14,115	10,926

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	13,140	14,181
7.618% due 08/01/2040	5,200	6,094
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,153
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	875	967
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	476	529
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	4,305	4,538
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	25,100	26,425
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,775	1,816
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	27,844	23,123
University of California Revenue Bonds, Series 2015
4.767% due 05/15/2115	7,803	6,358

		194,036

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,181	2,332
6.655% due 04/01/2057	40,158	43,156

		45,488

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	870	914
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	14,433	15,932
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	880	925
Wheaton College, Illinois Revenue Bonds, Series 2004
6.090% due 10/01/2034	5,000	5,347

		23,118

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	1,912

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	2,360	2,452

MICHIGAN 0.1%
Michigan State University Revenue Bonds, Series 2022
4.165% due 08/15/2122	16,800	12,129
University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	11,388
2.562% due 04/01/2050	7,000	4,350
University of Michigan Revenue Bonds, Series 2022
4.454% due 04/01/2122	7,400	5,822

		33,689

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2036 (d)	6,375	3,824

NEW JERSEY 0.0%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	920	1,051

NEW YORK 0.3%
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006
6.027% due 01/01/2046	450	444
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,075	1,081
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	402	407
5.389% due 03/15/2040	200	200
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	2,762
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	6,290	6,417
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	525

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	187
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	71,500
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	2,749

		86,272

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs),Series 2009
6.449% due 02/15/2044	1,000	1,044
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	605	625
7.734% due 02/15/2033	7,325	8,425
American Municipal Power, Inc., Ohio Revenue Bonds,(BABs), Series 2010
8.084% due 02/15/2050	40,725	50,658
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	56

		60,808

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	12,410

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	13,710	15,131
Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (d)	19,795	14,472
0.000% due 02/15/2035 (d)	8,205	5,393
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	19,770	20,086
5.169% due 04/01/2041	25,300	25,527
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	16,000	16,328
University of Texas System Revenue Bonds, Series 2020
2.439% due 08/15/2049	8,700	5,368

		102,305

VIRGINIA 0.0%
University of Virginia Revenue Bonds, (BABs), Series 2009
6.200% due 09/01/2039	1,245	1,337

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (d)	1,900	1,146
0.000% due 04/01/2037 (d)	2,150	1,223
0.000% due 04/01/2038 (d)	2,800	1,499
0.000% due 04/01/2039 (d)	2,500	1,258

		5,126

Total Municipal Bonds & Notes (Cost $604,034)		573,828

U.S. GOVERNMENT AGENCIES 18.3%
Federal Home Loan Mortgage Corp.
5.500% due 08/01/2054 - 01/01/2055	30,585	30,751
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
4.302% due 10/25/2052 ~	17,795	15,221
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.498% due 08/15/2032 ~	1	1
Federal National Mortgage Association
3.500% due 12/01/2042 - 04/01/2049	5,717	5,281
4.000% due 10/01/2040 - 08/01/2049	519	494
5.500% due 10/01/2054	286	291
Government National Mortgage Association
3.500% due 07/20/2052 - 03/20/2056	98,823	88,901
4.500% due 09/15/2033	3	3
8.500% due 09/15/2030	2	2
Government National Mortgage Association, TBA
3.500% due 07/01/2056	200	180
4.000% due 07/01/2056 - 08/01/2056	171,300	159,198
4.500% due 08/01/2056	116,600	111,908
5.000% due 07/01/2056 - 08/01/2056	123,400	121,579
6.000% due 08/01/2056	47,800	48,720
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2056	831	776
4.500% due 07/01/2056 - 09/01/2056	2,352,538	2,251,469
5.000% due 08/01/2056	2,470,149	2,424,610
5.500% due 09/01/2056	62,300	62,368
6.000% due 08/01/2056 - 09/01/2056	204,500	208,230

Total U.S. Government Agencies (Cost $5,512,157)		5,529,983

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

U.S. TREASURY OBLIGATIONS 30.3%
U.S. Treasury Bonds
1.875% due 02/15/2051	221,800	123,337
2.000% due 02/15/2050 (n)	47,900	27,924
2.250% due 05/15/2041 (n)	100,000	72,934
2.250% due 02/15/2052 (n)	84,300	50,779
2.375% due 02/15/2042 (l)	514,700	375,560
2.500% due 02/15/2045 (n)	498,818	349,991
2.500% due 02/15/2046 (n)(p)	185,185	127,738
2.500% due 05/15/2046 (n)	189,000	129,875
2.750% due 11/15/2042 (n)	100,000	76,031
2.750% due 08/15/2047 (n)	216,500	153,123
2.750% due 11/15/2047 (n)	100,512	70,881
2.875% due 08/15/2045 (n)	170,392	126,489
2.875% due 05/15/2049 (l)(n)	633,400	449,961
2.875% due 05/15/2052 (n)	79,743	55,177
3.000% due 02/15/2048 (n)	17,600	12,963
3.000% due 08/15/2048 (n)	207,264	151,910
3.000% due 02/15/2049	151,900	110,792
3.125% due 02/15/2043 (n)	321,900	257,457
3.125% due 05/15/2048 (n)(p)	91,885	69,061
3.250% due 05/15/2042 (n)	156,686	129,067
3.375% due 08/15/2042 (l)(n)	511,674	427,128
3.375% due 11/15/2048 (n)	57,500	44,991
3.625% due 08/15/2043	11,600	9,885
3.750% due 08/15/2041 (n)	75,600	67,225
3.875% due 02/15/2043 (n)	128,300	113,723
3.875% due 05/15/2043 (l)(n)	391,219	345,916
4.000% due 11/15/2042 (n)	184,350	166,412
4.000% due 11/15/2052 (n)	210,654	180,274
4.250% due 02/15/2054 (n)	189,500	169,118
4.250% due 08/15/2054	138,500	123,682
4.375% due 05/15/2041	153,100	146,761
4.375% due 08/15/2043	262,381	246,807
4.500% due 02/15/2044	129,645	123,507
4.500% due 11/15/2054 (l)(n)	502,600	467,958
4.625% due 11/15/2044 (l)	11,700	11,279
4.625% due 11/15/2045 (l)	253,000	243,038
4.625% due 02/15/2046 (l)	9,200	8,833
4.625% due 05/15/2054 (n)	351,800	334,176
4.625% due 02/15/2055 (l)	539,600	512,894
4.625% due 11/15/2055 (l)	371,516	353,492
4.750% due 02/15/2045 (l)	18,800	18,395
4.750% due 05/15/2055	182,890	177,439
4.750% due 08/15/2055 (l)	575,565	558,545
4.750% due 02/15/2056 (l)(n)	257,000	249,712
4.875% due 08/15/2045 (l)	37,357	37,083
5.000% due 05/15/2046 (l)	359,650	362,375
5.000% due 05/15/2056	127,650	129,016
U.S. Treasury Inflation Protected Securities (g)
1.500% due 02/15/2053	73,809	56,130
2.125% due 02/15/2054	55,737	48,725
2.375% due 02/15/2055	10,445	9,620
U.S. Treasury Notes
3.500% due 01/31/2030	102,725	100,430
3.875% due 04/30/2030	96,150	95,119
4.000% due 05/31/2030 (n)(p)	78,400	77,879
4.000% due 01/31/2031	97,150	96,321
4.125% due 03/31/2031 (n)(p)	21,593	21,515
4.250% due 02/28/2031 (n)(p)	28,350	28,401
4.375% due 05/15/2036	126	125
4.625% due 04/30/2031 (n)(p)	47,456	48,312
U.S. Treasury STRIPS
0.000% due 11/15/2041 (a)	35,800	16,721
0.000% due 02/15/2042 (a)(n)	17,670	8,132
0.000% due 05/15/2042 (a)	21,000	9,526
0.000% due 11/15/2042 (a)	26,900	11,841

Total U.S. Treasury Obligations (Cost $10,107,432)		9,179,511

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1% 1166 Avenue of the Americas Commercial Mortgage Trust II
5.690% due 10/13/2037	20,220	17,496
Bank
2.283% due 09/15/2064	7,400	6,979
CHL Mortgage Pass-Through Trust
4.423% due 02/25/2035 •	6	6
CSMC Trust
5.140% due 07/15/2038 •	3,000	2,505
DC Commercial Mortgage Trust
6.314% due 09/12/2040	2,000	2,033

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

GS Mortgage-Backed Securities Trust
5.198% due 11/25/2055 ~		31,261	31,352
5.520% due 11/25/2055 ~		43,575	43,587
5.599% due 11/25/2055 ~		30,054	29,948
Harvest Funding PLC
4.643% due 11/15/2069 •	GBP	21,000	27,860
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	$	6,910	6,534
4.248% due 07/05/2033		6,100	5,773
4.472% due 04/15/2037 •		939	932
JP Morgan Mortgage Trust
4.978% due 12/25/2056 •		3,800	3,809
Merrill Lynch Mortgage Investors Trust
4.806% due 01/25/2029 •		7	7
4.867% due 03/25/2028 •		1	1
Morgan Stanley Residential Mortgage Loan Trust
5.332% due 06/26/2056 •		18,100	18,145
Natixis Commercial Mortgage Securities Trust
3.821% due 02/15/2039		9,900	9,230
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		5,678	5,450
6.864% due 10/25/2063 þ		3,626	3,634
NMLT Trust
7.120% due 09/01/2076 «		58,800	60,194
One New York Plaza Trust
4.690% due 01/15/2036 •		7,551	7,359
PMT Loan Trust
4.978% due 08/25/2056 •		443	444
PRKCM Trust
7.225% due 11/25/2058 þ		578	579
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	389,700	268,927
5.713% due 12/30/2057 «(b)		13,000	8,980
5.863% due 12/30/2057 «(b)		9,100	6,286
6.163% due 12/30/2057 «(b)		4,800	3,316
6.563% due 12/30/2057 «(b)		3,500	2,418
Stripe 3Y Global Holdings, Inc.
4.880% due 03/26/2029 «(k)	$	28,300	27,862
Stripe Global Holdings, Inc.
5.170% due 03/26/2031 «(k)		28,300	27,663
Structured Adjustable Rate Mortgage Loan Trust
4.705% due 09/25/2034 ~		7	7
Towd Point Mortgage Trust
4.763% due 05/25/2058 •		552	562
VASA Trust
4.640% due 07/15/2039 •		1,000	982

Total Non-Agency Mortgage-Backed Securities (Cost $622,677)			630,860

ASSET-BACKED SECURITIES 0.7%
CMBS OTHER 0.4%
Acore Issuer LLC
5.089% due 08/20/2043 •		24,000	24,015
ACREC LLC
4.950% due 07/18/2043 «•		10,300	10,300
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •		4,600	4,606
BRSP Ltd.
5.089% due 08/19/2043 •		12,100	12,123
Dwight Issuer LLC
5.000% due 01/18/2044 •(b)		18,100	18,123
FS Rialto Issuer LLC
5.089% due 01/19/2044 •		13,100	13,141
Greystone CRE Notes LLC
5.106% due 01/15/2043 •		500	501
INCREF LLC
5.050% due 01/19/2044 •		16,400	16,407
5.120% due 12/19/2043 •		16,500	16,520
KREF Ltd.
5.089% due 02/17/2039 •		378	378
MF1 LLC
4.957% due 02/18/2040 •		2,000	2,001
MF1 Ltd.
4.832% due 10/16/2036 •		2,286	2,287
PFP Ltd.
5.126% due 12/18/2042 •		5,000	5,022
5.137% due 08/18/2043 •		3,300	3,314
5.444% due 09/17/2039 •		2,089	2,095

			130,833

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

HOME EQUITY OTHER 0.0%
Finance America Mortgage Loan Trust
4.633% due 11/25/2034 •		1,655	1,746
Morgan Stanley ABS Capital I, Inc. Trust
4.618% due 03/25/2034 •		1,347	1,393
Soundview Home Loan Trust
4.223% due 06/25/2036 •		2,858	2,776

			5,915

OTHER ABS 0.3%
AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ		3,372	3,331
Barings Infrastructure CLO Ltd.
0.000% due 07/20/2039 •(b)		4,600	4,602
Barings Private Credit Corp. CLO
5.126% due 05/22/2034 •		9,000	9,007
Blackrock DLF CLO LLC
5.253% due 07/25/2034 •		6,400	6,401
BlueMountain CLO Ltd.
4.857% due 10/25/2030 •		1,994	1,995
Castlelake Aircraft Structured Trust
5.073% due 03/15/2051		13,709	13,492
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		4,882	5,221
MAST Ltd.
5.134% due 02/15/2051		13,667	13,412
METAL LLC
4.581% due 10/15/2042		9,240	6,567
Pikes Peak CLO 2
4.895% due 10/11/2034 •		3,000	3,003
Pikes Peak CLO 4
4.883% due 07/15/2034 •		3,000	3,003
Start II Ltd.
4.089% due 03/15/2044		1,878	1,884
VB-S1 Issuer LLC
3.706% due 02/15/2057		7,100	6,468
Venture 36 CLO Ltd.
5.067% due 04/20/2032 •		2,211	2,212
Venture XIX CLO Ltd.
5.195% due 01/15/2032 •		505	506
Voya CLO Ltd.
5.022% due 10/17/2032 •		1,160	1,161

			82,265

Total Asset-Backed Securities (Cost $222,060)			219,013

SOVEREIGN ISSUES 5.0%
Abu Dhabi Government International Bonds
2.700% due 09/02/2070		37,100	19,644
3.125% due 04/16/2030		13,700	13,024
3.125% due 09/30/2049		5,200	3,515
3.875% due 04/16/2050		12,600	9,729
4.625% due 04/20/2033		16,000	15,948
5.000% due 04/30/2034		17,100	17,393
Brazil Government International Bonds
5.000% due 01/27/2045		46,630	37,351
Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		11,500	11,881
Chile Government International Bonds
4.000% due 01/31/2052		3,200	2,528
Colombia Government International Bonds
5.375% due 01/21/2029		3,200	3,194
6.125% due 01/21/2031		8,700	8,795
6.500% due 01/21/2033		5,600	5,695
Colombia TES
7.000% due 06/30/2032 (i)	COP	4,802,300	1,115
9.250% due 05/28/2042		15,335,000	3,653
11.000% due 08/22/2029		206,863,700	58,742
11.500% due 07/25/2046		77,000	22
12.500% due 02/27/2030		54,876,400	16,158
12.750% due 11/28/2040		170,009,500	51,892
13.250% due 02/09/2033		167,496,900	51,710
Israel Government International Bonds
3.875% due 07/03/2050	$	18,000	13,089
4.125% due 01/17/2048		13,300	10,349
4.500% due 01/13/2031		10,000	9,795
4.500% due 04/03/2120		4,600	3,373
5.375% due 03/12/2029		5,000	5,054
5.375% due 02/19/2030		17,400	17,646
5.500% due 03/12/2034		5,000	5,076
5.750% due 03/12/2054		20,000	19,150
Kuwait International Government Bonds
4.804% due 04/20/2033		29,600	29,550
Mexico Government International Bonds
3.500% due 09/19/2029 (i)	EUR	5,500	6,244
3.771% due 05/24/2061	$	59,442	35,784
4.500% due 03/19/2034	EUR	4,400	5,016

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

4.750% due 03/22/2031	$	15,000	14,648
5.125% due 03/19/2038	EUR	1,700	1,935
5.375% due 03/22/2033	$	4,800	4,707
5.625% due 09/22/2035		9,600	9,346
6.250% due 08/27/2037		32,500	32,542
6.338% due 05/04/2053		1,564	1,469
6.400% due 05/07/2054		25,000	23,619
6.875% due 05/13/2037		8,200	8,613
7.375% due 05/13/2055		3,100	3,293
Mexico Udibonos
2.750% due 11/27/2031 (g)	MXN	1,234	65
4.000% due 11/30/2028 (g)		41,035	2,347
4.000% due 08/24/2034 (g)		370	20
New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	13,500	7,371
2.000% due 03/08/2033		5,900	3,403
3.500% due 11/20/2037		31,800	18,368
4.750% due 02/20/2037 (i)		6,500	4,268
Peru Government Bonds
5.350% due 08/12/2040	PEN	2,700	690
5.400% due 08/12/2034		21,100	6,032
7.300% due 08/12/2033 (i)		192,055	62,946
Peru Government International Bonds
5.375% due 02/08/2035	$	1,800	1,819
5.400% due 08/12/2034	PEN	365,300	104,438
5.875% due 08/08/2054 (l)	$	1,400	1,398
6.150% due 08/12/2032	PEN	121,496	38,496
6.900% due 08/12/2037		3,900	1,169
6.950% due 08/12/2031		88,832	29,563
Qatar Government International Bonds
4.400% due 04/16/2050	$	6,800	5,849
4.800% due 04/08/2033		39,700	39,913
5.103% due 04/23/2048		28,900	27,644
Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	43,400	24,710
Republic of Poland Government International Bonds
5.500% due 04/04/2053	$	12,400	11,762
Republic of South Africa Government International Bonds
4.850% due 09/30/2029		7,300	7,251
5.750% due 09/30/2049		38,900	32,973
Romania Government International Bonds
1.750% due 07/13/2030	EUR	9,100	9,447
2.875% due 04/13/2042		9,100	7,039
3.750% due 02/07/2034 (i)		2,900	2,999
5.250% due 03/10/2030		12,700	15,077
5.250% due 05/30/2032		8,700	10,149
5.625% due 02/22/2036		4,900	5,645
5.625% due 05/30/2037		9,700	10,937
Saudi Government International Bonds
3.375% due 03/05/2032		5,000	5,642
3.450% due 02/02/2061	$	13,100	8,320
3.750% due 03/05/2037 (l)	EUR	7,100	7,966
4.125% due 01/12/2029	$	30,300	29,868
4.500% due 10/26/2046		47,700	39,709
4.625% due 10/04/2047		14,800	12,504
5.000% due 04/17/2049		15,000	13,245
5.000% due 01/18/2053		25,000	21,596
5.125% due 01/13/2028		20,000	20,140
5.375% due 01/13/2031		20,000	20,424
5.750% due 01/16/2054		34,400	33,210
State of Israel
3.800% due 05/13/2060		2,100	1,424
Treasury Corp. of Victoria
2.000% due 11/20/2037 (i)	AUD	65,700	31,930
U.K. Gilts
4.375% due 07/31/2054	GBP	153,827	171,507
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(f)	$	25	18
0.000% due 02/01/2034 þ(f)		93	53
0.000% due 02/01/2035 þ(f)		79	47
0.000% due 02/01/2036 þ(f)		65	39
4.500% due 02/01/2034 þ		137	96
4.500% due 02/01/2035 þ		182	127
4.500% due 02/01/2036 þ		137	94
Western Australian Treasury Corp.
5.750% due 10/24/2039	AUD	4,200	2,976

Total Sovereign Issues (Cost $1,546,806)			1,507,010

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Foresea Holdings SA «	179,471	4,113

REAL ESTATE 0.0%
MNSN Holdings, Inc. (c)(k)	14,866	1,249

Total Common Stocks (Cost $3,878)		5,362

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500%	20,200	23,371

Total Convertible Preferred Securities (Cost $24,500)		23,371

PREFERRED SECURITIES 1.5%
BANKING & FINANCE 1.5%
American Express Co.
3.550% due 09/15/2026 (h)	6,400,000	6,375
Banco Santander SA
8.000% due 02/01/2034 (h)(i)	15,000,000	16,192
Bank of America Corp.
5.875% due 03/15/2028 (h)	93,500,000	94,429
Capital One Financial Corp.
3.950% due 09/01/2026 (h)	5,700,000	5,683
Charles Schwab Corp.
4.000% due 12/01/2030 (h)	53,300,000	50,035
5.000% due 12/01/2027 (h)	8,150,000	8,079
Citigroup, Inc.
6.875% due 12/31/2099	19,800,000	20,272
6.950% due 02/15/2030 (h)	10,069,000	10,299
7.000% due 08/15/2034 (h)	17,100,000	17,855
CoBank ACB
4.250% due 01/01/2027 (h)	12,600,000	12,457
6.450% due 10/01/2027 (h)	15,000,000	15,070
7.125% due 01/01/2030 (h)	15,000,000	15,248
Farm Credit Bank of Texas
7.000% due 09/15/2030 (h)	5,400,000	5,517
7.750% due 06/15/2029 (h)	4,000,000	4,173
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 (h)	21,900,000	21,871
6.850% due 02/10/2030 (h)	6,000,000	6,174
JPMorgan Chase & Co.
4.625% due 09/01/2026 (h)	829,000	15,519
6.470% due 10/01/2026 (h)	12,700,000	12,740
6.500% due 04/01/2030 (h)	20,900,000	21,409
6.875% due 06/01/2029 (h)	1,840,000	1,930
MetLife Capital Trust IV
7.875% due 12/15/2067	23,640,000	25,953
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 (h)	2,700,000	2,688
6.250% due 03/15/2030 (h)	1,100,000	1,127
State Street Corp.
6.700% due 03/15/2029 (h)	11,900,000	12,310
U.S. Bancorp
5.300% due 04/15/2027 (h)	13,555,000	13,554
Wells Fargo & Co.
6.850% due 09/15/2029 (h)	20,000,000	20,779

		437,738

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

INDUSTRIALS 0.0%
SVB Financial Trust
0.000% due 11/07/2032 (d)		516,000	52
11.000% due 11/07/2032		16,945	7,795

			7,847

Total Preferred Securities (Cost $468,866)			445,585

SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (j)		1,587,773	1,588

		PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
3.669% due 07/21/2026 (d)(e)	$	263	262

Total Short-Term Instruments (Cost $1,850)			1,850

Total Investments in Securities (Cost $42,160,703)			39,034,665

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		92,032	896

Total Short-Term Instruments (Cost $896)			896

Total Investments in Affiliates (Cost $896)			896

Total Investments 129.0% (Cost $42,161,599)			$39,035,561
Financial Derivative Instruments (m)(o) (0.1)%(Cost or Premiums, net $539,151)			(17,589)
Other Assets and Liabilities, net (28.9)%			(8,758,358)

Net Assets 100.0%			$30,259,614

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

Rate

shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	Coupon represents a 7-Day Yield.
(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amazon.com, Inc.5.000% due 06/12/2056	06/08/2026	$53,526	$53,443	0.18%
Chick-fil-A, Inc.4.580% due 07/21/2028	04/23/2026	5,900	5,869	0.02
Chick-fil-A, Inc.4.600% due 07/21/2029	04/23/2026	2,700	2,677	0.01
Constellation Pharmaceutical, Inc.5.550% due 07/01/2033	01/16/2025	9,162	9,308	0.03
Credit Opportunities Partners LLC6.520% due 03/20/2028	03/20/2025	6,900	6,892	0.02
Credit Opportunities Partners LLC6.740% due 03/20/2030	02/20/2025	8,200	8,170	0.03
Dorchester LLC4.610% due 01/04/2027	12/10/2025	13,097	12,797	0.04
Hardwood Funding LLC4.840% due 06/07/2028	03/11/2025	2,600	2,594	0.01
Hardwood Funding LLC4.980% due 06/07/2030	03/11/2025	1,700	1,693	0.01
Hardwood Funding LLC5.160% due 06/07/2032	03/11/2025	4,200	4,197	0.02
MNSN Holdings, Inc.	04/26/2022	289	1,249	0.00
Morgan Stanley0.000% due 04/02/2032	02/11/2020 - 08/23/2021	56,032	46,338	0.15
National Football League5.250% due 10/05/2034	06/27/2025	34,600	34,369	0.11
National Football League5.420% due 10/05/2037	06/27/2025	12,000	11,957	0.04
National Football League5.580% due 10/05/2033	03/14/2024	10,000	9,997	0.03
National Football League5.680% due 10/05/2035	03/14/2024	5,000	4,983	0.02
National Football League5.890% due 10/05/2043	03/14/2024	5,000	4,890	0.02
Pinnacol Assurance8.625% due 06/25/2034	06/23/2014	24,000	25,432	0.08
Royal Bank of Scotland International Ltd.4.660% due 12/16/2028	11/18/2025	30,000	29,507	0.10
Stripe 3Y Global Holdings, Inc.4.880% due 03/26/2029	02/25/2026	28,300	27,862	0.09
Stripe Global Holdings, Inc.5.170% due 03/26/2031	02/25/2026	28,300	27,663	0.09

		$341,506	$331,887	1.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	3.650%	07/01/2026	07/02/2026		$ (50,937)	$ (50,938)
BOO	3.660	07/01/2026	07/02/2026		(305,250)	(305,250)
	3.670	06/30/2026	07/01/2026		(98,500)	(98,510)
	3.690	06/30/2026	07/01/2026		(252,098)	(252,124)
BOS	3.500	06/24/2026	09/08/2026		(79,684)	(79,739)
	3.550	06/24/2026	09/08/2026		(3,070)	(3,072)
	3.650	06/24/2026	09/08/2026		(6,091)	(6,096)
BPS	3.750	12/12/2025	TBD	(2)	(8,976)	(9,164)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

BRC	1.000	06/22/2026	07/31/2026			(5,951)	(5,953)
	1.250	01/08/2026	TBD	(2)		(792)	(797)
	1.750	06/17/2026	TBD	(2)	EUR	(495)	(565)
	2.500	12/12/2025	TBD	(2)	$	(1,091)	(1,107)
	2.750	12/12/2025	TBD	(2)		(3,746)	(3,804)
	3.000	02/04/2026	TBD	(2)		(902)	(913)
	3.000	05/18/2026	TBD	(2)		(1,925)	(1,932)
	3.000	06/22/2026	07/31/2026			(3,222)	(3,224)
	3.250	06/22/2026	07/31/2026			(7,620)	(7,626)
	3.450	12/12/2025	TBD	(2)		(9,357)	(9,538)
	3.550	12/12/2025	TBD	(2)		(17,221)	(17,562)
	3.650	12/12/2025	TBD	(2)		(88,098)	(89,893)
	3.650	05/18/2026	TBD	(2)		(2,384)	(2,394)
BSN	3.720	06/09/2026	07/15/2026			(17,732)	(17,772)
DEU	3.150	06/22/2026	07/31/2026			(3,452)	(3,455)
	3.740	06/30/2026	07/01/2026			(8,493)	(8,494)
JML	3.100	04/02/2026	TBD	(2)		(1,631)	(1,644)
	3.300	06/25/2026	TBD	(2)		(1,591)	(1,591)
JPS	3.520	06/17/2026	07/31/2026			(11,476)	(11,491)
	3.600	06/22/2026	07/31/2026			(22,757)	(22,777)
	3.650	06/22/2026	07/31/2026			(1,935)	(1,937)
	3.660	07/01/2026	07/02/2026			(99,375)	(99,375)
	3.670	06/30/2026	07/01/2026			(100,000)	(100,010)
	3.700	06/22/2026	07/31/2026			(4,481)	(4,485)
	3.740	06/24/2026	07/15/2026			(141,608)	(141,711)
	3.760	06/30/2026	07/01/2026			(1,779)	(1,779)
MEI	2.000	06/24/2026	09/08/2026			(7,037)	(7,039)
MSC	2.000	06/22/2026	07/31/2026			(1,501)	(1,502)
	3.150	06/22/2026	07/31/2026			(1,939)	(1,941)
	3.600	06/22/2026	07/31/2026			(11,077)	(11,087)
MSR	3.660	07/01/2026	07/02/2026			(9,819)	(9,819)
	3.670	06/30/2026	07/01/2026			(44,967)	(44,972)
	3.690	06/30/2026	07/01/2026			(112,254)	(112,266)
MYI	2.150	06/09/2026	07/08/2026			(942)	(943)
	2.250	06/16/2026	TBD	(2)		(1,698)	(1,699)
	2.750	06/25/2026	TBD	(2)		(2,660)	(2,662)
	3.600	12/12/2025	07/08/2026			(606)	(618)
NOM	2.750	12/12/2025	TBD	(2)		(1,035)	(1,051)
	3.400	12/12/2025	TBD	(2)		(4,400)	(4,483)
	3.550	12/12/2025	TBD	(2)		(3,740)	(3,814)
NXN	3.710	06/08/2026	07/06/2026			(1,276,566)	(1,279,591)
SCX	3.500	05/07/2026	07/01/2026			(5,428)	(5,457)
	3.650	01/29/2026	07/01/2026			(1,866)	(1,895)
	3.650	06/10/2026	07/01/2026			(37,230)	(37,309)
	3.650	06/15/2026	07/01/2026			(11,341)	(11,360)
STR	3.730	07/01/2026	07/02/2026			(66,640)	(66,640)
	3.740	06/30/2026	07/01/2026			(31,170)	(31,173)
WAN	3.670	07/01/2026	07/02/2026			(144,061)	(144,061)
	3.710	06/17/2026	07/13/2026			(251,894)	(252,258)
	3.730	07/01/2026	07/02/2026			(357,584)	(357,584)
	3.750	06/30/2026	07/01/2026			(359,442)	(359,479)

Total Reverse Repurchase Agreements							$(4,117,425)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
UBS	3.710%	06/02/2026	07/24/2026	$(13,577)	$(13,618)
	3.720	05/19/2026	07/13/2026	(575)	(577)
	3.720	06/02/2026	07/13/2026	(6,091)	(6,109)
	3.720	06/04/2026	08/05/2026	(307,643)	(308,502)
	3.720	06/10/2026	07/13/2026	(728)	(729)
	3.750	06/30/2026	07/22/2026	(969)	(969)

Total Sale-Buyback Transactions					$(330,504)

(l)	Securities with an aggregate market value of $3,412,748 and cash of $102 have been pledged as collateral under the terms of master agreements as of June 30, 2026.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $ (3,538,290) at a weighted average interest rate of 3.680%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(1,156) of deferred price drop.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	$109.250	07/24/2026	209	$209	$(51)	$(52)
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	209	209	(37)	(36)

					$(88)	$(88)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	341	$341	$(59)	$(1)
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	720	720	(128)	(1)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	341	341	(63)	(17)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	720	720	(130)	(14)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	355	355	(99)	(26)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	800	800	(234)	(104)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	1,613	1,613	(392)	(160)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	331	331	(51)	(27)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	331	331	(51)	(9)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	431	431	(103)	(49)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	442	442	(69)	(99)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	431	431	(94)	(89)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	442	442	(82)	(25)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	458	458	(107)	(173)

					$(1,662)	$(794)

Total Written Options					$(1,750)	$(882)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	3,182	$349,672	$2,985	$0	$(945)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	507	104,509	54	0	(59)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	3,576	382,800	(669)	0	(671)
Eurex 10 Year Euro BUND Futures	09/2026	250	36,375	365	0	(37)
Eurex 5 Year Euro BOBL Futures	09/2026	138	18,193	89	0	(13)
Long Gilt Futures	09/2026	3,103	367,186	8,778	535	(1,852)
Three-Month SOFR Futures	03/2028	7,248	1,741,513	3,314	0	(634)
TSE Japanese 10 Year Bond Futures	09/2026	204	160,307	439	0	(577)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	744	83,677	1,211	0	(291)
Ultra U.S. Treasury Bond Futures	09/2026	25,456	2,956,874	85,805	0	(19,092)

				$102,371	$535	$(24,171)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
SFE 10 Year Australian Bond Futures	09/2026	1,610	$(122,412)	$(346)	$167	$(122)

Total Futures Contracts				$102,025	$702	$(24,293)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	0.656%	$7,500	$305	$(452)	$(147)	$5	$0
General Motors Co.	(5.000)	Quarterly	06/20/2030	0.781	21,300	(3,584)	280	(3,304)	0	(1)
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.502	12,500	269	(624)	(355)	5	0

						$(3,010)	$(796)	$(3,806)	$10	$(1)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AES Corp.	5.000%	Quarterly	06/20/2027	0.243%	$	15,000	$2,072	$(1,368)	$704	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395		87,600	(468)	1,500	1,032	0	(16)
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.238		31,000	393	(273)	120	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.224	EUR	1,600	(4)	39	35	0	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.495		14,200	249	102	351	0	(2)
Glencore Finance	5.000	Quarterly	06/20/2031	0.708		5,000	1,153	(7)	1,146	1	0
Lloyds Banking Group PLC	1.000	Quarterly	12/20/2030	0.511		21,800	329	193	522	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2031	0.834	$	16,300	111	13	124	6	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.199	EUR	7,700	82	57	139	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.233		$10,000	240	(201)	39	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.360		45,200	(132)	695	563	0	(8)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.413		9,700	(24)	161	137	0	(5)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.379	EUR	13,350	105	83	188	0	(1)
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.105	$	10,900	78	(29)	49	0	0

							$4,184	$965	$5,149	$8	$(32)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$	32,292	$(1,171)	$1,283	$112	$0	$(6)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		100	(7)	8	1	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		5,100	(222)	262	40	2	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		1,600	(61)	72	11	1	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		2,000	(58)	68	10	1	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030		200	(7)	7	0	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030		1,400	(31)	28	(3)	0	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		5,812,486	124,138	3,471	127,609	0	(615)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		17,064,905	317,299	61,605	378,904	0	(2,108)
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	75,430	1,523	432	1,955	18	0
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031		747,270	14,064	5,299	19,363	199	0

						$455,467	$72,535	$528,002	$221	$(2,729)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	179,700	$(4,470)	$(1,390)	$(5,860)	$0	$(245)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		260,940	10,776	(648)	10,128	684	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	$	137,600	12,947	(8,917)	4,030	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		593,560	(10,847)	14,146	3,299	1,007	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		2,354,200	54,136	25,054	79,190	4,304	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		500,000	7,081	5,149	12,230	992	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		100,800	(394)	71	(323)	233	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		128,900	(170)	2,498	2,328	323	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		785,750	(502)	8,015	7,513	2,021	0
Receive	1-Day USD-SOFR Compounded-OIS	3.704	Annual	04/30/2031		344,000	0	3,136	3,136	885	0
Receive	1-Day USD-SOFR Compounded-OIS	3.769	Annual	04/30/2031		218,500	0	1,309	1,309	566	0
Receive	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		13,500	0	283	283	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		510,660	18,869	(11,504)	7,365	2,157	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		301,000	(14,925)	19,722	4,797	1,339	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		18,100	(54)	717	663	86	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		14,400	0	379	379	71	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		31,500	0	630	630	156	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		13,260	(6)	20	14	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		27,800	(57)	573	516	140	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		19,200	(510)	511	1	97	0
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046		8,200	0	175	175	72	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		37,700	788	718	1,506	392	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		15,200	0	532	532	162	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		7,600	0	251	251	81	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		7,000	0	225	225	75	0
Receive	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		6,500	0	138	138	70	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		107,681	187	2,163	2,350	1,134	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		71,000	0	5,172	5,172	747	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		249,200	4,161	25,282	29,443	2,540	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		8,400	0	194	194	92	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		10,400	0	227	227	114	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		429,200	6,797	7,137	13,934	4,694	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi- Annual	03/19/2030	AUD	940,100	7,577	(16,139)	(8,562)	0	(244)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi- Annual	12/17/2035		256,600	(2,938)	(8,009)	(10,947)	0	(56)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	EUR	449,460	(1,050)	(4,889)	(5,939)	0	(376)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		110,400	(3,055)	1,064	(1,991)	0	(145)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		217,290	3,306	626	3,932	282	0

							$87,647	$74,621	$162,268	$25,679	$(1,066)

Total Swap Agreements							$544,288	$147,325	$691,613	$25,918	$(3,828)

(n)

Securities with an aggregate market value of $1,281,546 and cash of $19,169 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
	Settlement		Currency to		Currency to
Counterparty	Month		be Delivered		be Received	Asset	Liability

AZD	07/2026	AUD	22,861	$	16,347	$520	$0
	07/2026		$531	CAD	755	1	0
	08/2026	CAD	754	$	531	0	(1)
BOA	07/2026	GBP	5,929		7,928	63	0
	07/2026	JPY	110,544		692	12	0
	07/2026	PEN	10,132		2,993	30	0
	07/2026		$3,428	GBP	2,547	0	(50)
	07/2026		2,993	PEN	10,130	0	(30)
	08/2026	PEN	40,368	$	11,739	0	(45)
	09/2026	COP	261,347,895		66,973	0	(8,133)
	11/2026	PEN	36,951		10,731	0	(22)
	12/2026	COP	470,951,825		118,010	0	(14,492)
BPS	07/2026		214,647,746		58,176	0	(4,293)
	07/2026	EUR	324,980		378,606	7,284	0
	07/2026	JPY	36,221		228	5	0
	07/2026		$2,374	GBP	1,798	11	0
	08/2026	EUR	14,369	$	16,450	10	0
	09/2026		$29,847	COP	109,068,485	1,497	0
BRC	07/2026	COP	11,913,716	$	3,138	0	(328)
	07/2026	EUR	1,669	AUD	2,726	0	(19)
	07/2026		$44,195	COP	152,141,878	62	0
	08/2026	COP	7,325,574	$	1,940	0	(188)
	09/2026		152,141,878		43,640	0	(83)
BSH	07/2026	JPY	191,941		1,207	27	0
	07/2026	PEN	80,585		23,917	358	0
	07/2026		$3,176	PEN	10,835	0	(6)
	09/2026	PEN	37,050	$	10,824	14	0
	10/2026		10,885		3,176	3	0
	12/2026		12,254		3,554	0	(9)
CBK	07/2026	COP	42,186,775		11,054	0	(1,256)
	07/2026	EUR	2,950	GBP	2,560	26	0
	07/2026	GBP	7,168		9,617	109	0
	07/2026	PEN	152,297		44,536	512	(504)
	07/2026		$16,922	COP	59,262,095	354	0
	07/2026		1,549	GBP	1,155	0	(17)
	07/2026		21,727	PEN	74,050	3	(70)
	08/2026	PEN	83,215	$	24,565	254	0
	08/2026		$14,501	PEN	49,477	0	(41)
	09/2026	COP	69,508,938	$	18,567	0	(1,409)
	09/2026	PEN	97,636		28,439	49	(88)
	09/2026		$137,395	COP	501,743,648	6,796	0
	10/2026	COP	10,567,161	$	2,965	0	(48)
	10/2026	PEN	49,603		14,501	42	0
	11/2026	COP	50,386,991		13,957	0	(314)
	11/2026	PEN	14,562		4,257	21	0
	01/2027		10,274		3,015	31	0
	05/2027		20,962		5,902	0	(162)
DUB	07/2026		53,281		15,752	168	0
	07/2026		$27,874	PEN	95,094	0	(80)
	09/2026	PEN	95,391	$	27,882	76	0
	09/2026		$5,917	COP	21,600,000	290	0
	10/2026	PEN	74,052		21,405	0	(162)
FAR	07/2026	GBP	249,652		335,440	4,289	0
	07/2026	JPY	4,452		28	1	0
	07/2026		$58,296	GBP	44,067	156	0
	07/2026		2,556	JPY	413,539	0	(13)
	08/2026	COP	14,253,218	$	3,776	0	(364)
	08/2026	GBP	116,132		153,634	0	(406)
	08/2026	JPY	412,457		2,556	13	0
	09/2026	COP	35,728,595		9,148	0	(1,120)
	12/2026	PEN	24,202		7,020	0	(17)
	03/2027	COP	30,751,563		7,568	0	(896)
GLM	07/2026		872,869		230	0	(25)
	07/2026		$51,052	CAD	72,647	171	0
	07/2026		26,753	COP	93,197,083	400	0
	08/2026	CAD	72,544	$	51,052	0	(171)
	11/2026	COP	95,978,323		26,753	0	(410)
JPM	07/2026	AUD	98,951		70,542	2,033	0
	07/2026	EUR	315	JPY	58,225	0	(2)
	07/2026	JPY	34,099	EUR	185	1	0
	08/2026	EUR	185	JPY	34,099	0	(2)
	09/2026		$24,756	COP	90,543,449	1,265	0
MBC	07/2026	AUD	411	$	294	10	0
	07/2026	CAD	74,677		53,468	814	0
	07/2026	COP	37,296,501		9,845	0	(1,019)
	07/2026	JPY	273,332		1,720	39	0
	07/2026		$84,494	AUD	122,223	271	(144)
	07/2026		369,191	EUR	324,980	2,189	(58)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

	07/2026		6,844	GBP	5,099	0	(80)
	07/2026		1,273	JPY	202,900	0	(25)
	08/2026	AUD	112,732	$	77,736	0	(268)
	08/2026	CAD	608		429	0	(1)
	08/2026	EUR	321,915		366,125	0	(2,189)
MYI	07/2026		499	GBP	433	5	0
	07/2026		$2,306		1,717	0	(29)
	11/2026		4,228	PEN	14,562	8	0
	12/2026	PEN	14,562	$	4,224	0	(11)
SCX	07/2026	AUD	6,435	EUR	3,892	0	(9)
	07/2026	EUR	2,267	AUD	3,705	0	(25)
	07/2026		1,693	JPY	313,722	0	(5)
	07/2026	JPY	326,939	EUR	1,775	17	0
	07/2026		$1,523	PEN	5,214	2	0
	08/2026	EUR	3,891	AUD	6,448	9	0
	08/2026		1,777	JPY	326,939	0	(17)
	09/2026	PEN	168,176		48,653	0	(400)
SSB	07/2026		$469	CAD	665	0	0
	07/2026		177,528	GBP	134,302	617	0
	08/2026	CAD	664	$	469	0	0
	08/2026	GBP	134,302		177,524	0	(616)
	09/2026	COP	126,526,237		32,573	0	(3,788)
UAG	07/2026	JPY	3,757	EUR	20	0	0
	08/2026	COP	33,278,722	$	8,814	0	(851)
	08/2026	EUR	59	JPY	10,908	0	0
	09/2026	COP	66,595,680	$	17,022	0	(2,116)

Total Forward Foreign Currency Contracts						$30,938	$(46,927)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.200%	07/20/2026	212,100	$(162)	$(93)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	17,100	(43)	(41)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	17,100	(43)	(2)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	20,000	(47)	(30)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	20,000	(47)	(50)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.150	07/01/2026	47,300	(38)	0

							$(380)	$(216)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	$92.891	07/06/2026	$21,800	$(88)	$(10)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	35,000	(186)	(15)

					$(274)	$(25)

Total Written Options					$(654)	$(241)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bonds	1.000%	Quarterly	12/20/2026	0.422%	$1,400	$(37)	$41	$4	$0
	Italy Government International Bonds	1.000	Quarterly	12/20/2026	0.050	43,300	80	126	206	0
	Space Exploration Technologies Corp.	1.000	Quarterly	06/20/2031	1.383	15,200	(263)	12	0	(251)
BPS	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422	1,100	(30)	33	3	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634	700	(62)	66	4	0
BRC	SW (Finance) I plc	1.000	Quarterly	06/20/2035	2.771	3,400	(414)	28	0	(386)
CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422	1,100	(29)	32	3	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510	300	(11)	12	1	0
	Italy Government International Bonds	1.000	Quarterly	12/20/2026	0.050	13,100	9	53	62	0
GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510	12,300	(498)	559	61	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634	5,700	(508)	539	31	0
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.561	8,800	1,230	(844)	386	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.484	5,200	(55)	120	65	0
JPM	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510	200	(8)	9	1	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	0.814	73,600	(936)	1,019	83	0
MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510	3,400	(192)	209	17	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634	4,000	(357)	379	22	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.242	23,100	65	24	89	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.286	16,700	(56)	175	119	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.410	7,200	(139)	222	83	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.484	31,300	(330)	719	389	0

							$(2,541)	$3,533	$1,629	$(637)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,095	$(32)	$33	$1	$0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	271	(10)	10	0	0
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
MYI	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,686	0	4	4	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	345	0	0	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,982	(85)	88	3	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	7,500	(9)	31	22	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,947	(56)	58	2	0

						$(192)	$224	$32	$0

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Pay	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,707,216	3.060% (SOFR plus a specified spread)	Maturity	07/31/2026	$295,276	$0	$0	$0	$0

Total Swap Agreements								$(2,733)	$3,757	$1,661	$(637)

(p)

Securities with an aggregate market value of $28,840 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$86,380	$56,785	$143,165
Corporate Bonds & Notes
Banking & Finance	0	7,414,315	78,485	7,492,800
Industrials	0	8,689,951	84,050	8,774,001
Utilities	0	4,508,326	0	4,508,326
Municipal Bonds & Notes
California	0	194,036	0	194,036
Georgia	0	45,488	0	45,488
Illinois	0	23,118	0	23,118
Indiana	0	1,912	0	1,912
Massachusetts	0	2,452	0	2,452
Michigan	0	33,689	0	33,689
Nevada	0	3,824	0	3,824
New Jersey	0	1,051	0	1,051
New York	0	86,272	0	86,272
Ohio	0	60,808	0	60,808
Pennsylvania	0	12,410	0	12,410
Texas	0	102,305	0	102,305
Virginia	0	1,337	0	1,337
Wisconsin	0	5,126	0	5,126
U.S. Government Agencies	0	5,529,983	0	5,529,983
U.S. Treasury Obligations	0	9,179,511	0	9,179,511
Non-Agency Mortgage-Backed Securities	0	225,214	405,646	630,860
Asset-Backed Securities
CMBS Other	0	130,833	0	130,833
Home Equity Other	0	5,915	0	5,915
Other ABS	0	82,265	0	82,265
Sovereign Issues	0	1,507,010	0	1,507,010
Common Stocks
Industrials	0	0	4,113	4,113
Real Estate	1,249	0	0	1,249
Convertible Preferred Securities
Banking & Finance	23,371	0	0	23,371
Preferred Securities
Banking & Finance	15,519	422,219	0	437,738
Industrials	0	7,847	0	7,847
Short-Term Instruments
Mutual Funds	1,588	0	0	1,588
U.S. Treasury Bills	0	262	0	262

	$41,727	$38,363,859	$629,079	$39,034,665
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$896	$0	$0	$896

Total Investments	$42,623	$38,363,859	$629,079	$39,035,561

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$0	$0	$0

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	702	25,918	0	26,620
Over the counter	0	32,599	0	32,599

	$702	$58,517	$0	$59,219
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,601)	(26,402)	0	(29,003)
Over the counter	0	(47,805)	0	(47,805)

	$(2,601)	$(74,207)	$0	$(76,808)

Total Financial Derivative Instruments	$(1,899)	$(15,690)	$0	$(17,589)

Totals	$40,724	$38,348,169	$629,079	$39,017,972

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$76,938	$0	$(19,765)	$1	$1	$(390)	$0	$0	$56,785	$(421)
Corporate Bonds & Notes
Banking & Finance	78,550	0	0	0	0	(65)	0	0	78,485	(65)
Industrials	75,936	8,600	(268)	0	0	(218)	0	0	84,050	(210)
Non-Agency Mortgage-Backed Securities	426,797	60,197	(7,171)	0	(79)	(562)	0	(73,536)	405,646	81
Common Stocks
Industrials	4,128	0	0	0	0	(15)	0	0	4,113	(15)
Real Estate	922	0	0	0	0	327	0	(1,249)	0	0

Totals	$663,271	$68,797	$(27,204)	$1	$(78)	$(923)	$0	$(74,785)	$629,079	$(630)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$32,671	Discounted Cash Flow	Discount Rate	4.580 - 9.012	7.276
	24,114	Indicative Market Quotation	Broker Quote	93.000	—
Corporate Bonds & Notes
Banking & Finance	70,001	Discounted Cash Flow	Discount Rate	5.382 - 6.850	6.079
	8,484	Discounted Cash Flow	Discount Rate	4.971 - 5.173	5.098
Industrials	75,504	Discounted Cash Flow	Discount Rate	4.870 - 6.091	5.406
	8,546	Proxy pricing	Base Price	100.000	—
Non-Agency Mortgage-Backed Securities	289,927	Discounted Cash Flow	Discount Rate	5.814 - 7.734	5.906
	55,525	Discounted Cash Flow	Discount Rate	5.489 - 5.714	5.601
	60,194	Proxy pricing	Base Price	102.375	—
Common Stocks
Industrials	4,113	Indicative Market Quotation	Broker Quote	$22.917	—

Total	$629,079

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	15.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.3%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.4%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds

Notes to Financial Statements (Cont.)

(“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$26,609	$194	$(26,879)	$54	$22	$0	$232	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	6,855	(6,856)	1	0	0	11	0
PIMCO High Yield and Short-Term Investments Portfolio	0	319	0	0	1	320	3	0
PIMCO Sector Fund Series – H	0	5,677	0	0	20	5,697	57	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$1,606,888	$998,758	$(678,500)	$(19)	$380	$1,927,507	$17,218	$0
PIMCO All Asset: Multi-RAE PLUS Fund	41	0	0	0	0	41	0	0
PIMCO All Authority: Multi-RAE PLUS Fund	11,661	32	(11,600)	2	(1)	94	33
PIMCO All Asset: Multi-Real Fund	13,522	432,336	(440,600)	6	0	5,264	136	0
PIMCO EM Bond and Short-Term Investments Portfolio	21,740	163,259	(103,100)	2	6	81,907	337	0
PIMCO High Yield and Short-Term Investments Portfolio	413	24,146	(15,500)	1	1	9,061	45	0
PIMCO Investment Grade Credit Bond Portfolio	150,449	238,922	(232,399)	(5)	21	156,988	1,419	0
PIMCO Long Duration Credit Bond Portfolio	12,385	3,538,584	(3,550,000)	(72)	(1)	896	936	0
PIMCO Mortgage and Short-Term Investments Portfolio	40,227	224,222	(215,300)	14	8	49,171	833	0
PIMCO Municipal Portfolio	5,768	8,444	(11,200)	0	1	3,013	44	0
PIMCO Real Return Portfolio	1,998	68,046	(63,700)	1	0	6,345	43	0
PIMCO Sector Fund Series – AM	6,063	6,779	(6,000)	0	1	6,843	78	0
PIMCO Sector Fund Series – H	17,882	7,044	(10,100)	0	3	14,829	144	0
PIMCO Sector Fund Series – I	465	297,571	(295,000)	(1)	0	3,035	67	0
PIMCO Short-Term Portfolio	24,603	15,975	(5,100)	0	6	35,484	275	0
PIMCO U.S. Government and Short-Term Investments Portfolio	70,528	175,026	(70,400)	1	27	175,182	1,312	0
PIMCO International Portfolio	172,712	289,218	(244,000)	0	32	217,962	1,600	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Xfit Brands, Inc.	$195	$0	$0	$0	$6	$201	$0	68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp.—State Street FICC Repo	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WAN	Wells Fargo Bank, N.A.- FICC Rep
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor’s 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SFE	Sydney Futures Exchange
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CORRA	Canadian Overnight Repo Rate Average	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPI	Consumer Price Index	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
ERADXULN	RAE Fundamental International Large Net Total Return Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate